                        As filed with the Securities and
                    Exchange Commission on January 18, 1996


                                            1933 Act Registration No.  2-67040
                                                 1940 Act File No.    811-3028

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                        FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ X ]

     Pre-Effective Amendment No.                                         [   ]

     Post-Effective Amendment No. 21                                     [ X ]

                                    and/or

                REGISTRATION STATEMENT UNDER THE INVESTMENT              [ X ]
                             COMPANY ACT OF 1940

     Amendment No. 22                                                    [ X ]


                      CARDINAL GOVERNMENT SECURITIES TRUST
     -------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

             155 East Broad Street, Columbus, Ohio          43215
     -------------------------------------------------------------------
            (Address of Principal Executive Offices)      (Zip Code)

                         Registrant's Telephone Number,
                              including Area Code         (614) 464-5511
                                                          --------------

         Frank W. Siegel, 155 East Broad Street, Columbus, Ohio 43215
     -------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Copy to:  Charles H. Hire, Esq.
          Baker & Hostetler, 65 East State Street,
          Columbus, Ohio 43215

Approximate Date of Proposed Public Offering:  Immediately, upon effectiveness

It is proposed that this filing will become effective (check appropriate box)


     _____  immediately upon filing pursuant to paragraph (b)
     __X__  on January 19, 1996, pursuant to paragraph (b)
     _____  60 days after filing pursuant to paragraph (a)(1)
     _____  on (date) pursuant to paragraph (a)(1)
     _____  75 days after filing pursuant to paragraph (a)(2)
     _____  on (date) pursuant to paragraph (a)(2) of Rule 485.

     If appropriate, check the following box:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940, and has filed its Rule 24f-2 Notice with respect to the fiscal year ended September 30, 1995, on November 15, 1995.

                      CARDINAL GOVERNMENT SECURITIES TRUST

                       Cross Reference Sheet Required By
                  Rule 481(a) under the Securities Act of 1933

         Part A of Form N-1A Item No.              Caption(s) in Prospectus
         ----------------------------              ------------------------

1.(a)(i) ..............................    Cover Page
     (ii)  ............................    Cover Page
     (iii) ............................    Cover Page
     (iv)  ............................    Cover Page
     (v)   ............................    Cover Page
     (vi)  ............................    Cover Page
     (vii) ............................    *
  (b) .................................    *
2.(a)(i)...............................    "Fee Table"
     (ii)..............................    *
  (b)..................................    "Prospectus Highlights"
  (c)..................................    "Prospectus Highlights"
3.(a)..................................    "Financial Highlights"
  (b)..................................    "Financial Highlights"
  (c)..................................    "Financial Highlights"
  (d)..................................    "Financial Highlights"
4.(a)(i)(A)............................    "What Is The Trust?"
     (i)(B)............................    "What Is The Trust?"
     (ii)..............................    "What Are The Investment Objective And Policies Of The Trust?"
     (ii)(A)...........................    *
     (ii)(B)(1)........................    "What Are The Investment Objective And Policies Of The Trust?"
     (ii)(B)(2)........................    *
     (ii)(C)...........................    *
     (ii)(D)...........................    *
  (b)(i)...............................    *
     (ii)..............................    *
  (c)..................................    "What Are The Investment Objective and Policies Of The Trust?"
5.(a)..................................    "Who Manages My Investment In The Trust?"
  (b)(i)...............................    "Who Manages My Investment In The Trust?"
  (b)(ii)..............................    "Who Manages My Investment In The Trust?"
  (b)(iii).............................    "Who Manages My Investment In The Trust?"
  (c)..................................    "Who Manages My Investment In The Trust?"
  (d)..................................    "Who Manages My Investment In The Trust?"
  (e)..................................    "Who Manages My Investment In The Trust?"
------------------

         *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.

         Part A of Form N-1A Item No.              Caption(s) in Prospectus
         ----------------------------              ------------------------

  (f).................................     "Financial Highlights"
  (g)(i)(A)...........................     *
  (g)(i)(B)...........................     *
  (g)(i)(C)...........................     *
  (g)(ii).............................     *
     5A.(a)...........................     *
     5A.(b)...........................     *
     5A.(c)...........................     *
6.(a).................................     "What Are My Rights As A Shareholder?"
  (b).................................     *
  (c).................................     *
  (d).................................     *
  (e).................................     "What Shareholder Reports Will I Receive?"
  (f).................................     "What Distributions Will I Receive?"
  (g).................................     "Does The Trust Pay Federal Income Tax?"; "What About My Taxes?"
7.(a).................................     "How Do I Purchase Shares Of The Trust?"
  (b).................................     "How Do I Purchase Shares Of The Trust?"; "How Is Net Asset Value Calculated?"
  (c).................................     "May My Tax Sheltered Retirement Plan Invest In The Trust?";
                                           "What Other Shareholder Programs Are Provided?";
                                           "How May I Redeem My Shares?"; "What Distributions Will I Receive?"
  (d).................................     "How Do I Purchase Shares Of The Trust?"
  (e).................................     *
  (f).................................     *
8.(a).................................     "How May I Redeem My Shares?"
  (b).................................     "How May I Redeem My Shares?"
  (c).................................     "How May I Redeem My Shares?"
  (d).................................     "How May I Redeem My Shares?"
9.  ..................................     *

----------------

         *Indicates items which are omitted or inapplicable or answer to which is in the negative and omitted from Prospectus.


PROSPECTUS____________________________________________________________________

                                   [ LOGO ]


                      CARDINAL GOVERNMENT SECURITIES TRUST

Cardinal Government Securities Trust (the "Trust") is a no-load, diversified, open-end management investment company with an investment objective of maximizing current income while preserving capital and maintaining liquidity. The Trust seeks to attain its objectives by investing in U.S. Treasury bills, notes and bonds, other obligations issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements relating to such obligations. All obligations purchased by the Trust will mature in thirteen months or less. There can be no assurance that the Trust's objective will be achieved.


THE SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, NOR ARE SUCH SHARES FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE TRUST INVOLVES CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE TRUST INTENDS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE CAN BE NO ASSURANCE THAT NET ASSET VALUE WILL NOT VARY.

The Trust has entered into an Agreement and Plan of Reorganization and Liquidation, dated as of December 1, 1995 (the "Plan"), with The Cardinal Group, an Ohio business trust (the "Group"). Pursuant to the Plan, Cardinal Government Securities Money Market Fund, a series of the Group (the "Acquiring Fund"), would acquire all of the assets of the Trust in exchange for the assumption of all of the Trust's liabilities and a number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the Trust's net assets (the "Reorganization"). The Trust would then be liquidated, and the shares of the Acquiring Fund would be distributed to Trust shareholders.

The Reorganization is subject to certain regulatory approvals and to approval by the shareholders of the Trust at the Annual Shareholders Meeting currently expected to be held in March, 1996. If the shareholders approve the Reorganization, it is expected that the Reorganization would be effected on or about March 31, 1996; however, the Reorganization may be effected on such earlier or later date as the Group and the Trust may determine. There can be no assurance that the Reorganization will take place when or as currently proposed.
--------------------------------------------------------------------------------

         For further information regarding the Trust or for assistance in opening an account or redeeming shares, please call (800) 282-9446 toll free.

           Inquiries may also be made by mail addressed to the Trust
                            at its principal office:

                             155 East Broad Street
                              Columbus, Ohio 43215
--------------------------------------------------------------------------------

This Prospectus sets forth concisely the information about the Trust that a prospective investor ought to know before investing in the Trust. This Prospectus should be retained for future reference. A Statement of Additional Information respecting the Trust, dated January 19, 1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. Such Statement is available upon request without charge from the Trust at the above address or by calling the phone number provided above.

     Investors should read and retain this Prospectus for future reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                           (The Ohio Company LOGO)

                The date of this Prospectus is January 19, 1996

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEY FEATURES
--------------------------------------------------------------------------------


HIGH CURRENT YIELD............. The Trust seeks the maximum yield available through investment in short-term U.S. Government securities. (See
                                pages 6 and 7.)
HIGH DEGREE OF SAFETY.......... The investor obtains a high degree of safety due to the fact the Trust invests solely in obligations issued or
                                guaranteed by the U.S. Government and its agencies and
                                instrumentalities, including U.S. Government obligations
                                subject to repurchase agreements. (See pages 6 and 7.)
MONTHLY DISTRIBUTIONS.......... Monthly distributions are automatically reinvested in additional shares of the Trust without charge or may be
                                received in cash. (See pages 4 and 10.)
INSTANT LIQUIDITY.............. Through the free check writing privilege or telephone transfer of funds, all or part of an investor's shares may be redeemed on any business day at the net asset value
                                without charge. (See pages 12 and 13.)
LOW INITIAL INVESTMENT......... An investor can acquire shares of a high quality portfolio of government securities with a smaller investment than
                                would be needed to purchase a similar portfolio directly.
                                (See page 8.)
PROFESSIONAL MANAGERS.......... The Trust's portfolio is fully managed by professional portfolio managers. (See page 14.)
FLEXIBILITY.................... You may switch once each calendar quarter from one mutual fund to another within the Cardinal Group of Funds as your personal circumstances or market conditions dictate. Under certain circumstances, however, a sales charge may be im-
                                posed on exchanges for shares of The Cardinal Fund Inc.,
                                Cardinal Government Obligations Fund, Cardinal Balanced
                                Fund and Cardinal Aggressive Growth Fund. (See pages 15
                                and 16.)
MAXIMUM YIELD.................. As there is no sales charge to reduce the yield, investors receive the maximum yield on their investment. Service
                                fees and charges have not been considered. (See pages 8
                                and 14.)
ACH PROCESSING................. Investors may use Automated Clearing House ("ACH")
                                processing for subsequent purchases of shares,
                                redemptions, and/or distributions paid. (See page 15.)

--------------------------------------------------------------------------------
PROSPECTUS HIGHLIGHTS
--------------------------------------------------------------------------------


SHARES OFFERED................. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, all of
                                one class, with a par value of $.01 per share (the
                                "Shares"). (See page 6.)
OFFERING PRICE................. The public offering price is equal to net asset value per share next determined after order. The Trust intends to
                                use its best efforts, under normal circumstances, to
                                maintain a constant net asset value of $1.00 per share.
                                There can be no assurance that it will be able to maintain such a net asset value. There is no sales charge. (See
                                pages 8 and 13.)
MINIMUM PURCHASE............... $1,000 minimum initial investment and $100 minimum subse-
                                quent investments, although such minimums may be waived
                                under certain circumstances. (See page 8.)
TYPE OF COMPANY................ No-load, diversified, open-end management investment com-
                                pany, commonly known as a mutual fund, established under
                                Pennsylvania law by a Declaration of Trust dated March 21,
                                1980. (See page 6.)
INVESTMENT OBJECTIVE........... To maximize current income while maintaining liquidity and preserving capital. There is no assurance that such
                                objective will be achieved. (See page 6.)
INVESTMENT POLICIES............ The Trust invests in obligations issued or guaranteed by the U.S. Government and its agencies and
                                instrumentalities, and repurchase agreements secured by
                                obligations of the U.S. Government or its agencies or
                                instrumentalities. These investments entail certain risks.
                                (See page 7.)
INVESTMENT ADVISER............. The Trust has entered into an Investment Advisory and Man-
                                agement Agreement with Cardinal Management Corp., a
                                wholly-owned subsidiary of The Ohio Company (the "Ad-
                                viser"). Cardinal Management Corp. also acts as investment adviser for Cardinal Tax Exempt Money Trust and Cardinal
                                Government Obligations Fund, Cardinal Balanced Fund and
                                Cardinal Aggressive Growth Fund. (See page 14.)
MANAGEMENT FEE................. The annual rate is .5% of the average daily net assets of the Trust. (See pages 14 and 15.)
DISTRIBUTIONS.................. Distributions from net investment income are credited to the shareholder's account daily and are automatically
                                reinvested in additional Shares of the Trust monthly
                                unless a cash dividend option is selected. (See page 10.)
REDEMPTION..................... At net asset value per share, without charge, except that broker-dealers may charge a service fee for assisting in a redemption. The Trust may require a redemption of Shares
                                if the value of the account is less than $500. (See page
                                11.)
TRANSFER AGENT................. Cardinal Management Corp. (See page 15.)

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------



SHAREHOLDER TRANSACTION EXPENSES
          Maximum Sales Load Imposed on Purchases
            (as a percentage of offering price)..........................             0%
          Maximum Sales Load Imposed on Reinvested Dividends
            (as a percentage of offering price)..........................             0%
          Deferred Sales Load
            (as a percentage of original purchase price or
            redemption proceeds, as applicable)..........................             0%
          Redemption Fees
            (as a percentage of amount redeemed, if applicable)..........             0%
          Exchange Fee...................................................         $   0


ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
          Management Fees................................................           .50%
          12b-1 Fees.....................................................           .00
          Other Expenses.................................................           .31
                                                                                  -----
               Total Fund Operating Expenses.............................           .81%
                                                                                  ======






                     EXAMPLE                           1 YEAR         3 YEARS        5 YEARS       10 YEARS
-------------------------------------------------    -----------    -----------    -----------    -----------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and
  (2) redemption at the end of each time
  period.........................................        $8             $26            $45           $100





The purpose of the above table is to assist a potential purchaser of the Trust's Shares in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. See "WHO MANAGES MY INVESTMENT IN THE TRUST?" for a more complete discussion of the shareholder transaction expenses and annual operating expenses of the Trust. THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The following Financial Highlights with respect to each of the ten fiscal years ended September 30, 1995, have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon, together with certain financial statements, is contained in the Trust's Statement of Additional Information and which may be obtained by shareholders and prospective investors.

FINANCIAL HIGHLIGHTS FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                          YEARS ENDED SEPTEMBER 30,
                                                      -----------------------------------------------------------------
                                                        1995          1994          1993          1992          1991
                                                      ---------     ---------     ---------     ---------     ---------
Net asset value, Beginning of period................  $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
Income from investment operations:
  Net investment income.............................        .05           .03           .02           .04           .06
  Net gains or losses on securities (both realized
    and unrealized).................................         --            --            --            --            --
                                                      ---------     ---------     ---------     ---------     ---------
  Total from investment operations..................        .05           .03           .02           .04           .06
                                                      ---------     ---------     ---------     ---------     ---------
Less Distributions:
  Dividends (from net investment income)............       (.05)         (.03)         (.02)         (.04)         (.06)
  Distributions (from capital gains)................         --            --            --            --            --
  Returns of capital................................         --            --            --            --            --
                                                      ---------     ---------     ---------     ---------     ---------
  Total Distributions...............................       (.05)         (.03)         (.02)         (.04)         (.06)
Net asset value, End of period......................  $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                      =========     =========     =========     =========     =========
Ratios/Supplemental Data:
Total Return........................................       4.98%         2.84%(1)      2.41%         3.58%         6.20%
Net assets, End of period (000) omitted.............  $ 445,374     $ 367,516     $ 402,758     $ 472,521     $ 567,841
Ratio of expenses to average net assets.............       0.81%         0.85%         0.79%         0.76%         0.72%
Ratio of net investment income to average net
  assets............................................       4.92%         2.94%         2.38%         3.52%         6.03%

                                                                          YEARS ENDED SEPTEMBER 30,
                                                      -----------------------------------------------------------------
                                                        1990          1989          1988          1987          1986
                                                      ---------     ---------     ---------     ---------     ---------
Net asset value, Beginning of period................  $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
Income from investment operations:
  Net investment income.............................        .08           .09           .07           .06           .07
  Net gains or losses on securities (both realized
    and unrealized).................................         --            --            --            --            --
                                                      ---------     ---------     ---------     ---------     ---------
  Total from investment operations..................        .08           .09           .07           .06           .07
                                                      ---------     ---------     ---------     ---------     ---------
Less Distributions:
  Dividends (from net investment income)............       (.08)         (.09)         (.07)         (.06)         (.07)
  Distributions (from capital gains)................         --            --            --            --            --
  Returns of capital................................         --            --            --            --            --
                                                      ---------     ---------     ---------     ---------     ---------
  Total Distributions...............................       (.08)         (.09)         (.07)         (.06)         (.07)
Net asset value, End of period......................  $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                      =========     =========     =========     =========     =========
Ratios/Supplemental Data:
Total Return........................................       7.97%         8.88%         6.81%         5.99%         7.09%
Net assets, End of period (000) omitted.............  $ 592,343     $ 533,266     $ 411,887     $ 422,595     $ 408,681
Ratio of expenses to average net assets.............       0.73%         0.72%         0.73%         0.72%         0.80%
Ratio of net investment income to average net
  assets............................................       7.69%         8.54%         6.61%         5.83%         6.87%

---------------

(1) Without the $1,151,186 capital contribution as discussed in Note 2 to the financial statements appearing in the Trust's Statement of Additional Information, the 1994 total return would have been 2.55%.




See notes to financial statements appearing in the Trust's Statement of Additional Information.

____________________________________

Pursuant to a Revolving Credit Agreement between the Trust and The Fifth Third Bank dated April 10, 1992 (the "Loan Agreement"), the Trust may borrow money from The Fifth Third Bank for temporary or emergency non-investment purposes, such as to accommodate abnormally heavy redemption requests, and only in an amount not exceeding 10% of the value of the Trust's total assets at the time of borrowing. The table below sets forth certain information concerning the Loan Agreement.


                                               AVERAGE            AVERAGE NUMBER           AVERAGE
                      AMOUNT OF DEBT       AMOUNT OF DEBT       OF TRUST'S SHARES         AMOUNT OF
   YEAR ENDED         OUTSTANDING AT         OUTSTANDING           OUTSTANDING         DEBT PER SHARE
 SEPTEMBER 30,        END OF PERIOD       DURING THE PERIOD     DURING THE PERIOD     DURING THE PERIOD
----------------    ------------------    -----------------     ------------------    -----------------
      1995                  $0                 $ 6,619             405,543,685           $ 0.0000163
      1994                  $0                 $ 5,977             385,137,301           $ 0.0000155
      1993                  $0                 $   449             437,639,426           $ 0.0000010


From time to time the Trust may advertise its "yield" or "annualized yield" and its "effective yield". BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "yield" or "annualized yield" of the Trust refers to the income generated by an investment in the Trust over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Trust is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" or "annualized yield" because of the compounding effect of this assumed reinvestment.

Investors may also judge the performance of the Trust by comparing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc. and CDA Investment Technologies, Inc. Comparisons may also be made to indices or data published in Donoghue's MONEY FUND REPORT of Holliston, Massachusetts, a nationally recognized money market fund reporting service, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, The Columbus Dispatch, Business Week, Consumer Reports and U.S.A. Today. In addition to performance information, general information about the Trust that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders.

--------------------------------------------------------------------------------
WHAT IS THE TRUST?
--------------------------------------------------------------------------------

The Trust is a diversified, open-end management investment company established under Pennsylvania law by a Declaration of Trust dated March 21, 1980. The Declaration of Trust, as amended to date, permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, all of one class, with par value of $.01 per share, and authorizes the Trustees to issue separate series of shares differing only in certain specified respects. The Trustees have not currently authorized separate series of shares. Each Share offered hereunder represents an equal pro rata interest in the Trust's common portfolio. Upon liquidation, shareholders are entitled to share pro rata in the net assets of the Trust available for distribution to shareholders. Shares are freely transferable, have no preemptive or conversion rights and are redeemable as set forth herein under "HOW MAY I REDEEM MY SHARES?" Shares are fully paid and nonassessable, except as set forth under "SHAREHOLDER AND TRUSTEE LIABILITY" in the Statement of Additional Information. Any additional series of shares must be issued in compliance with the Investment Company Act of 1940 and must not constitute a security that is senior to the Shares offered pursuant to this Prospectus.

--------------------------------------------------------------------------------
WHAT ARE THE INVESTMENT OBJECTIVE AND POLICIES OF THE TRUST?
--------------------------------------------------------------------------------

The investment objective of the Trust is to maximize current income while preserving capital and maintaining liquidity. There can be no assurance that the objective of the Trust will be achieved. The investment objective with respect to the Trust is a fundamental policy and as such may not be changed without a vote of the holders of a majority of the outstanding Shares of the Trust.

The Trust seeks to attain its investment objective by investing in U.S. Treasury bills, notes and bonds, other obligations issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements relating to such obligations. The Trust will not invest in contracts for forward delivery of securities (so-called "futures"). The Trust will purchase only obligations having maturities, from the date of purchase, of 13 months or less. Current income earned on such securities may not be as great as current income that could be earned on lower quality securities that have less liquidity and/or a greater risk of non-payment or securities that have a longer term.

Notwithstanding any of the foregoing, the Trust, as a money market fund subject to Rule 2a-7 of the Investment Company Act of 1940 (the "1940 Act"), must invest exclusively in United States dollar-denominated instruments which the Trustees of the Trust and the Trust's investment adviser determine present minimal credit risks and which at the time of acquisition are rated by one or more appropriate nationally recognized statistical rating organizations ("NRSRO") (e.g. Standard & Poor's Corporation and Moody's Investors Service, Inc.) in one of the two highest rating categories for short-term debt obligations or, if unrated, are deemed to be of comparable quality. In addition, the dollar-weighted average maturity of the obligations in the Trust may not exceed 90 days.

Subject to the foregoing limitations and in order to achieve its investment objective, the Trust expects to invest in the following types of securities.

Direct obligations issued by the U.S. Treasury include bills, notes and bonds which differ from each other only in interest rates, maturities and times of issuance; Treasury bills have a maturity of one year or less; Treasury notes have maturities of one to ten years and Treasury bonds generally have maturities of greater than ten years.

Examples of obligations issued by agencies or instrumentalities of the U.S. Government include, among others, securities issued by the General Services Administration, Federal Housing Administration, Farmers Home Administration, Government National Mortgage Association, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal Home Loan Mortgage Corporation, Central Bank for Cooperatives, Maritime Administration, The Tennessee Valley Authority, Washington, D.C. Armory Board, Export-Import Bank of the United States, the International Bank for Reconstruction and Development, Federal National Mortgage Association and Student Loan Marketing Association. Certain of such U.S. Government obligations may have variable or floating rates of interest. The Trust intends to invest in variable and floating rate instruments whose market value, upon reset of the interest rate, will approximate par value because their interest rates will be tied to short-term market rates. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by U.S. Treasury guarantees; and others, such as those issued by Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury. In addition, some obligations of U.S. Government agencies or instrumentalities, such as those issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality and others, such as those issued by the Student Loan Marketing Association, are supported solely by the credit of the issuing agency or instrumentality itself. No assurance can be given that the U.S. Government will provide financial support to such U.S. Government sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. The Trust will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

A repurchase agreement is an instrument under which the purchaser acquires ownership of the obligation but the seller agrees, at the time of the sale, to repurchase the obligation at a specified time and price. Although the securities subject to a repurchase agreement might bear maturities of more than one year, the settlement date for repurchase agreements entered into by the Trust cannot be more than seven days after the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. Under the 1940 Act, repurchase agreements are considered to be loans by the Trust. The Trust will only enter into a repurchase agreement where (i) the underlying securities are of the type which the Trust's investment guidelines would allow it to purchase directly, (ii) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. The Adviser will be responsible for continuously monitoring such requirements. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Trust could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Trust seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

The Trust may also invest up to 10% of the value of its total assets in the securities of other investment companies subject to the limitations set forth in the 1940 Act. The Trust intends to invest for purposes of short-term cash management in other money market mutual funds. The Trust's investment in such other investment companies may result in the duplication of fees and expenses, particularly investment advisory fees. For a further discussion of the limitations on the Trust's investments in other investment companies, see "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments --Securities of Other Investment Companies" in the Trust's Statement of Additional Information.

The Trust cannot borrow money except from banks for temporary or emergency non-investment purposes, such as to accommodate abnormally heavy redemption requests, and then only in an amount not exceeding 10% of the value of the Trust's total assets at the time of borrowing. The Trust cannot pledge, mortgage or hypothecate its assets except to secure borrowing for temporary or emergency non-investment purposes and then only in an amount not exceeding the lesser of any applicable limitation under state law or 15% of its assets.

The Trust's investment objective and fundamental policies may not be changed without approval of holders of a majority of the outstanding Shares of the Trust.

--------------------------------------------------------------------------------
HOW DO I PURCHASE SHARES OF THE TRUST?
--------------------------------------------------------------------------------

Shares of the Trust are sold on a continuing basis without a sales charge at the net asset value next determined after an order is received by The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215, the Trust's principal underwriter, and federal funds (monies credited to a member bank's account in a Federal Reserve Bank) are received by The Ohio Company as hereinafter provided. The minimum initial investment for individuals is $1,000 and subsequent investments must be in amounts of at least $100. The Trust may, at its discretion, waive the subsequent investment minimum for purchases effected through the automatic reinvestment of distributions from unit investment trusts sponsored by The Ohio Company, and may waive both the initial and subsequent investment minimums for purchases effected with cash balances in brokerage accounts of customers of The Ohio Company. Institutions may place orders for any number of individual accounts with a minimum initial purchase of $1,000 for each individual account. Subsequent purchases may be made in minimum amounts of $100 for each individual account. Shares of the Trust may be purchased through a securities dealer, investment adviser, agent or other fiduciary which may charge a fee for its services in connection with the purchase. No sales charge is imposed by the Trust or by The Ohio Company.

Each new investor must complete an Application Form and send it to the Trust at the indicated address either prior to or concurrently with the transmittal of funds by wire or mail.

All Shares purchased will be credited to shareholder accounts after receipt of an order and federal funds by The Ohio Company, at the net asset value next determined. The Trust currently determines net asset value and enters purchases and redemptions of its shares as of 4:00 p.m. Eastern Time on each day that the New York Stock Exchange is open for business ("Business Day"). If a properly completed order and federal funds (or other immediately available funds) are received at or prior to 12:00 noon Eastern Time on a Business Day, then the purchase will be entered as of 4:00 p.m. Eastern Time on that day and dividends will commence on that day. If either federal funds (or other immediately available funds) or the completed purchase order are received after 12:00 noon Eastern Time (but prior to 4:00 p.m. Eastern Time) Shares will be credited to the shareholder's account as of 4:00 p.m. Eastern Time on that day but will not earn dividends until the following day.

The Trust reserves the right to reject any order to purchase its Shares. Certificates representing Shares of the Trust will not be issued. All Shares purchased are confirmed to the investor and credited to the investor's account on the Trust's books maintained by Cardinal Management Corp. The investor will have the same rights and ownership with respect to such Shares as if certificates had been issued.


From time to time, The Ohio Company, from its own resources, may also provide additional compensation to securities dealers in connection with sales of Shares of the Trust. Such compensation will include financial assistance to securities dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and/or shareholder services and programs regarding the Trust and other dealer-sponsored programs or events. In some instances, this compensation may be made available only to certain securities dealers whose representatives have sold or are expected to sell significant amounts of Shares of the Trust. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Securities dealers may not use sales of the Trust's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. In addition, The Ohio Company may make ongoing payments to brokerage firms, financial institutions (including banks) and others to facilitate the administration and servicing of shareholder accounts. None of the aforementioned additional compensation is paid for by the Trust or its shareholders.

PURCHASE BY FEDERAL FUNDS WIRE

Investments in Shares of the Trust may be made by wire transfer of federal funds, avoiding delays of the mail and the normal check clearance process described below. An investor may telephone the Trust at (800) 282-9446, toll free, prior to wire transfer of its investment to advise the Trust of the investment and, if a new investor, to obtain an account number. If an investor does not telephone the Trust for wire instructions and the investor's wire transfer does not include sufficient information, such purchase will be delayed until the proper information is received. An investor must instruct its bank to "wire transfer" the investment immediately to:


                            The Huntington National Bank
                            Account Number 01891688407
                            Routing Number 044000024
                            17 South High Street
                            Columbus, Ohio 43215
                            Attn: Cardinal Government Securities Trust
                            [Include Trust Account Number and Name of Account Holder]

Funds transmitted by wire will be invested in Shares of the Trust at the net asset value next computed after receipt thereof as follows. Investment will occur on the same day as the transfer of funds so long as federal funds are received by The Ohio Company prior to 12:00 noon Eastern Time on any Business Day. Federal funds received by The Ohio Company after 12:00 noon Eastern Time will not be invested until the next Business Day. Dividends will accrue on the day a purchase is effected only if federal funds are received by The Ohio Company by 12:00 noon Eastern Time. A bank may charge for its services in effecting wire transfers of funds.

Subsequent purchases of Shares of the Trust may be made by ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below.

PURCHASE BY MAIL

Investment in Shares of the Trust may be made by mail by sending a check or other negotiable bank draft payable to the order of "Cardinal Government Securities Trust" together with, in the case of an initial purchase, an Application Form to:

                       Cardinal Government Securities Trust
                       155 East Broad Street
                       Columbus, Ohio 43215

Money transmitted by check drawn on a member of the Federal Reserve System will normally be converted to federal funds and invested in Shares of the Trust within one Business Day following receipt by The Ohio Company. Checks drawn on non-member banks may take considerably longer. Cardinal Management Corp. or the Trust will attempt to notify the investor upon receipt of the latter type of check as to the possible delay and to arrange for a better means of transmittal of funds. THE TRUST STRONGLY RECOMMENDS THAT INVESTORS OF SUBSTANTIAL AMOUNTS USE FEDERAL FUNDS TO PURCHASE SHARES.

AUTOMATIC INVESTMENT PLAN

The Trust has made arrangements to enable you to make automatic monthly or quarterly investments, in the minimum amount of $50 per transaction, from your checking account. Assuming the cooperation of your financial institution, your checking account therein will be debited to purchase Shares of the Trust on the periodic basis you select. Confirmation of your purchase of Trust Shares will be provided by the Trust. The debit of your checking account will be reflected in the checking account statement you receive from your financial institution. Please contact The Ohio Company for the appropriate form.

--------------------------------------------------------------------------------
MAY MY TAX SHELTERED RETIREMENT PLAN INVEST IN THE TRUST?
--------------------------------------------------------------------------------


Shares of the Trust qualify for purchase in connection with the following tax sheltered retirement plans:

     -- Individual retirement account ("IRAs") plans.

     -- Simplified Employee Pension Plans.

     -- 403(b)(7) Custodial Plans sponsored by certain tax-exempt employers.

     -- Pension, profit-sharing and 401(k) plans qualifying under Section 401(a) of the Internal Revenue Code.


--------------------------------------------------------------------------------
WHAT DISTRIBUTIONS WILL I RECEIVE?
--------------------------------------------------------------------------------

The Trust's net income is declared as a dividend and accrued on each Business Day, immediately prior to the determination of the Trust's net asset value at 4:00 p.m. Eastern Time. Net interest income (from the time of the immediately preceding declaration) consists of interest accrued on the portfolio of the Trust (including accrued discount earned and premium amortized), plus realized net short-term capital gains (losses) due to portfolio transactions (if any), less the accrued expenses of the Trust applicable to that dividend period. The Trust does not expect to realize any long-term capital gains due to its policy of investing in securities maturing in 13 months or less.

All dividends of net income are credited to each shareholder's account daily and automatically reinvested in additional Shares of the Trust at the net asset value on the last Business Day of each month. Shareholders, however, may elect to receive monthly the dividends of $10 or more declared on their Shares in cash by checking the appropriate box on the Account Information Form or by otherwise notifying Cardinal Management Corp. in writing. In addition, investors may obtain cash at any time without charge by redeeming Shares at net asset value. If the entire account of a shareholder is withdrawn, all dividends accrued to the time of withdrawal will be paid at that time.

Shareholders may elect to receive cash distributions by using ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below.

Should the Trust incur or anticipate any extraordinary expense or loss or depreciation which would adversely affect its net asset value per share or income for a particular period, the Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then-prevailing circumstances. For example, if the Trust's net asset value per share were reduced, or expected to be reduced, below $1.00, the Trustees might suspend further dividend accruals until the net asset value returned to $1.00. Thus, extraordinary expenses or losses or depreciation may result in no dividends being accrued for the period during which an investor holds Shares as well as a redemption price lower than the purchase price for such Shares.

--------------------------------------------------------------------------------
HOW MAY I REDEEM MY SHARES?
--------------------------------------------------------------------------------

Investors may redeem Shares of the Trust on any Business Day at the net asset value next determined following receipt by the Trust's transfer agent, Cardinal Management Corp., 215 East Capital Street, Columbus, Ohio 43215, of a written or telephonic notice to redeem, or by check, each as more fully described below. See "HOW IS NET ASSET VALUE CALCULATED?" below, for a description of when net asset value is determined.

As requested, The Ohio Company, on behalf of a shareholder, will forward the foregoing notice to redeem to Cardinal Management Corp. without charge. Other broker-dealers may assist a shareholder in redeeming his Shares and may charge a fee for such services.

Proceeds of redemption requests received by Cardinal Management Corp. in proper form before (1) 4:00 p.m. Eastern Time for shareholders who are customers of The Ohio Company and who have submitted their redemption request through their broker at The Ohio Company or (2) 12:00 noon Eastern Time for all other redemption requests, will be sent by mail on the next Business Day or, if the expedited redemption option is available, by federal funds wire on the next Business Day for use on that day.

The Trust reserves the right to delay payment for the redemption of Shares where such Shares were purchased with other than immediately available funds, but only until the purchase payment has cleared (which may take fifteen or more days from the date the purchase payment is received by the Trust). The purchase of Trust Shares by wire transfer of federal funds would avoid any such delay.

The Trust may suspend the right of redemption or may delay payment during any period the determination of net asset value is suspended. See "HOW IS NET ASSET VALUE CALCULATED?".

Due to the high cost of maintaining accounts, the Trust reserves the right to redeem involuntarily Shares in any account at the then current net asset value if at any time redemptions have reduced a shareholder's total investment to a net asset value below $500. A shareholder will be notified in writing that the value of the account is less than $500 and allowed not less than 30 days to increase the account to $500 before the redemption is processed. Proceeds of redemptions so processed, including dividends declared to the date of redemption, will be promptly paid to the shareholder.

REDEMPTION BY MAIL

Shareholders may elect to redeem Shares of the Trust by submitting a written request therefor to Cardinal Management Corp., the Trust's transfer agent at 215 East Capital Street, Columbus, Ohio 43215. Cardinal Management Corp. will request a signature guarantee by an eligible guarantor institution as described below. However, a signature guarantee will not be required if (1) the redemption check is payable to the Shareholder(s) of record, and (2) the redemption check is mailed to the Shareholder(s) at the address of record, provided, however, that the address of record has not been changed within the preceding 15 days. For purposes of this policy, an "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in the Securities Exchange Act of 1934. Cardinal Management Corp. reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine or (2) it has reason to believe that the transaction would otherwise be improper.

REDEMPTION BY TELEPHONE


Shareholders may elect to redeem Shares of the Trust by calling the Trust at the telephone number set forth on the front of this Prospectus. The Shareholder may direct that the redemption proceeds be mailed to the address of record or another address.


Neither the Trust nor its service providers will be liable for any loss, damages, expense or cost arising out of any telephone redemption effected in accordance with the Trust's telephone redemption procedures, acting upon instructions reasonably believed to be genuine. The Trust will employ procedures designed to provide reasonable assurances that instructions by telephone are genuine; if these procedures are not followed, the Trust or its service providers may be liable for any losses due to unauthorized or fraudulent instructions. These procedures may include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, and verification of account name and account number or tax identification number. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may also redeem their Shares by mail as described above.

EXPEDITED REDEMPTION

Any investor may elect to use the expedited redemption procedure by designating on the Account Information Form submitted at the time of initial investment the name of a commercial bank and account number to receive proceeds of redemption. If this election is made, requests for redemption may be made by mail or by telephone as described above.

An investor may elect to have redemption proceeds sent by federal funds wire to the designated U.S. bank account if the proceeds are $1,000 or more. Otherwise, proceeds will be sent by mail. No signature guarantee will be required of investors electing this procedure. Requests to change bank or account designations may only be made in writing to the Trust with the type of signature guarantee and other documentation specified under "Redemption by Mail" above. To participate in this procedure, an investor must complete the expedited redemption portion of the Account Information Form or notify the Trust at any time after making an initial investment.

An investor may also elect to have redemption proceeds sent by federal funds wire to The Ohio Company, the Trust's distributor, if the proceeds are $500 or more. If the investor elects to have federal funds so wired, the investor may pick up a check at The Ohio Company's main office at 155 East Broad Street, Columbus, Ohio or The Ohio Company will mail a check to the investor's address of record. The Trust may, at its discretion, waive the minimum redemption requirement for redemptions effected to cover debit balances in brokerage accounts of customers of The Ohio Company.

AUTOMATIC WITHDRAWAL

Shareholders may elect to have the proceeds from redemptions of Shares transmitted to an authorized bank account at a Federal Reserve member bank through ACH processing as described under "WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED? -- ACH Processing" below.

SYSTEMATIC WITHDRAWAL PLAN

As a shareholder, you may elect to redeem your Shares monthly or quarterly in amounts of $50 or more, pursuant to the Trust's Systematic Withdrawal Plan. Please contact The Ohio Company for the appropriate form.

CHECK-WRITING REDEMPTION PROCEDURE

Cardinal Management Corp., as Transfer Agent for the Trust, will provide any shareholder who so requests with a supply of checks, imprinted with the shareholder's name, which may be drawn against the Trust's account maintained by The Fifth Third Bank (the "Bank"), for redemption of Trust Shares. These checks may be made payable to the order of any person in any amount not less than $250. To participate in this procedure, an investor must complete the Check-Writing Redemption Form available from Cardinal Management Corp. When a check is presented to the Bank for payment, Cardinal Management Corp. (as your agent) will cause the Trust to redeem sufficient Shares in your account to cover the amount of the check. Shares continue earning daily dividends until the day on which the check is presented to the Bank for payment. Cancelled checks will be returned to you. Due to the delay caused by the requirement that redemptions be priced at the next computed net asset value, the Bank will only accept for payment checks presented through normal bank clearing channels. Shareholders should not attempt to withdraw the full amount of an account or to close out an account by using this procedure.


No charge will be made to a shareholder for participation in the check-writing redemption procedure or for the clearance of any checks. However, charges for copies ($5 each), returned checks ($15 each) and returned items of deposit ($15 each) will be deducted from a shareholder's account.

In order to stop payment on a check, the shareholder must notify the Trust in writing before the check has been presented to the Bank for payment. A charge of $15 will be deducted from the shareholder's account for each stop payment order.


--------------------------------------------------------------------------------
HOW IS NET ASSET VALUE CALCULATED?
--------------------------------------------------------------------------------

The Trust's net asset value per share is currently determined as of 4:00 p.m. Eastern Time on each Business Day, and on such other days on which there is a sufficient degree of trading in the Trust's portfolio securities that the Trust's net asset value might be materially affected by changes in the value of the portfolio securities. Net asset value per share is computed by dividing the total value of the assets of the Trust, less its liabilities, by the total number of Shares outstanding. Expenses and fees of the Trust, including the management fee, are accrued daily and taken into account for the purpose of determining the net asset value.

The Board of Trustees has adopted a policy requiring the Trust to use its best efforts, under normal circumstances, to maintain a constant net asset value of $1.00 per share. The Trust values its portfolio securities by the amortized cost method which involves valuing a security at its cost and thereafter accruing any discount or premium at a constant rate to maturity. The Trust will normally include any accrued discount or premium in its daily dividend and will thereby keep constant the value of the Trust's assets and, consequently, its net asset value per share. This method does not take into account unrealized capital gains or losses or the effect of fluctuating interest rates.

--------------------------------------------------------------------------------
DOES THE TRUST PAY FEDERAL INCOME TAX?
--------------------------------------------------------------------------------

The Trust intends to qualify as a "regulated investment company" under the Code for so long as such qualification is in the best interest of the Trust's shareholders. Qualification as a regulated investment company under the Code requires, among other things, that the regulated investment company distribute to its shareholders at least 90% of its investment company taxable income. The Trust contemplates declaring as dividends 100% of the Trust's investment company taxable income (before deduction of dividends paid).

A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Trust would be subject to a nondeductible excise tax equal to 4% of the deficiency.

--------------------------------------------------------------------------------
WHAT ABOUT MY TAXES?
--------------------------------------------------------------------------------

It is expected that the Trust will distribute annually to shareholders all or substantially all of the Trust's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional Shares of the Trust and not in cash. Since all of the Trust's net investment income is expected to be derived from earned interest and short-term capital gains, it is anticipated that no part of any distribution will be eligible for the dividends received deduction for corporations. The Trust does not expect to realize any long-term capital gains and, therefore, does not foresee paying any "capital gains dividends" as described in the Code. However, if the Trust were to realize any long-term capital gains, distribution by the Trust of the excess of any such net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain in the year in which it is received, regardless of how long the shareholder has held the Shares. Such distributions are not eligible for the dividends-received deduction.

Even though a substantial portion of distributions of net income will be attributable to interest on U.S. Government obligations, which may be exempt from state or local tax if received directly by a shareholder, shareholders of the Trust may be subject to state and local taxes with respect to their ownership of Trust Shares or distributions from the Trust.

The foregoing is intended only as a brief summary of some of the important tax considerations generally affecting the Trust and its shareholders. Potential investors in the Trust are urged to consult their tax advisers concerning the application of federal, state and local taxes as such laws and regulations affect their own tax situation.

Cardinal Management Corp. will inform shareholders at least annually of the amount and nature of such income and capital gains.

--------------------------------------------------------------------------------
WHO MANAGES MY INVESTMENT IN THE TRUST?
--------------------------------------------------------------------------------

Pursuant to the laws of Pennsylvania and the Trust's Declaration of Trust, the responsibility for the management of the Trust is vested in its Board of Trustees which, among other things, is empowered by the Trust's Declaration of Trust to elect officers of the Trust and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

INVESTMENT ADVISER AND MANAGER



The Adviser, located at 155 East Broad Street, Columbus, Ohio 43215, is a wholly-owned subsidiary of The Ohio Company. The Adviser also acts as the investment adviser to Cardinal Tax Exempt Money Trust ("CTEMT"), Cardinal Government Obligations Fund ("CGOF"), Cardinal Balanced Fund ("CBF") and Cardinal Aggressive Growth Fund ("CAGF") and as dividend and transfer agent for The Cardinal Fund Inc., another open-end, diversified management investment company ("CFI"), CTEMT, CGOF, CBF, CAGF and the Trust. The Ohio Company is a member of the New York and Chicago Stock Exchanges, other regional exchanges and the National Association of Securities Dealers, Inc. In addition to acting as the principal underwriter for the Trust, CTEMT, CGOF, CBF and CAGF, The Ohio Company acts as investment adviser and principal underwriter for CFI and as the sponsor of various series of separate unit investment trusts.




Pursuant to the Investment Advisory Contract, the Adviser manages the investment and reinvestment of the assets of the Trust in accordance with the Trust's investment objective, policies and restrictions, subject to the general supervision and control of the Trust's Board of Trustees. Since December 22, 1995, John R.

Carle has been primarily responsible for the day-to-day management of the Trust's portfolio. Mr. Carle has been a portfolio manager with the Adviser and/or The Ohio Company since 1971 and has more than 28 years of investment management experience.

The Adviser performs and bears the cost of research, statistical analysis and continuous supervision of the investment portfolio of the Trust and furnishes office facilities and certain clerical and administrative services to the Trust. In addition, the Adviser bears all promotional expenses, including the costs of printing and distributing prospectuses utilized for promotional purposes. All other expenses are borne by the Trust.

For the year ended September 30, 1995, the Adviser received as compensation for its investment advisory services .5% of average daily net assets of the Trust. The Adviser has, however, and may in the future periodically waive all or a portion of its advisory fee with respect to the Trust to increase the net income of the Trust available for distributions as dividends. The waiver of such fee will cause the yield of the Trust to be higher than it would otherwise be in the absence of such waiver.





DIVIDEND AND TRANSFER AGENT AND FUND ACCOUNTANT

Cardinal Management Corp., 215 East Capital Street, Columbus, Ohio 43215, has been selected to act as the Trust's Dividend and Transfer Agent. In consideration of such services, the Trust has agreed to pay Cardinal Management Corp. an annual fee, paid monthly, equal to $21 per shareholder account, plus out-of-pocket expenses. Cardinal Management Corp. also provides fund accounting services to the Trust and receives a fee from the Trust for such services.



DISTRIBUTOR

The Trust has entered into a Distributor's Contract with The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215, pursuant to which Shares of the Trust continuously will be offered on a best efforts basis by The Ohio Company and dealers selected by The Ohio Company. H. Keith Allen is an officer and trustee/director of both the Trust and The Ohio Company. Frank W. Siegel is an officer and trustee of the Trust and an officer of The Ohio Company. James M. Schrack II is an officer of both the Trust and The Ohio Company.
[/R]

CUSTODIAN

The Trust has appointed The Fifth Third Bank ("Fifth Third") 38 Fountain Square Plaza, Cincinnati, Ohio 45263, as the Trust's custodian. In such capacity Fifth Third will hold or arrange for the holding of all portfolio securities and other assets acquired and owned by the Trust.

--------------------------------------------------------------------------------
WHAT OTHER SHAREHOLDER PROGRAMS ARE PROVIDED?
--------------------------------------------------------------------------------

ACH PROCESSING

The Trust now offers ACH privileges. Investors may use ACH processing to make subsequent purchases, redeem Shares and/or electronically transfer distributions paid on Trust Shares, in addition to the other methods described in this Prospectus. ACH provides a method by which funds may be automatically transferred to or from an authorized bank account at a Federal Reserve member bank that is an ACH member. Please contact your representative if you are interested in ACH processing.

EXCHANGE PRIVILEGE

Investors may, provided the amount to be exchanged meets the applicable minimum investment requirements and the exchange is made in states where it is legally authorized, exchange Shares of the Trust for shares of:

        Cardinal Tax Exempt Money Trust,
        a tax-free money market fund
        (without payment of any sales charge);

        Cardinal Aggressive Growth Fund,
        an equity fund seeking appreciation of capital (upon the payment of the applicable sales charge);

        Cardinal Balanced Fund,
        a fund seeking current income and long-term growth of both capital and income (upon the payment of the applicable sales charge);

        The Cardinal Fund Inc.,
        an equity fund (upon payment of applicable sales charge); or

        Cardinal Government Obligations Fund,
        a U.S. Government bond fund (upon payment of applicable sales charge).

Notwithstanding the foregoing and subject to the limitations contained in the following paragraph, exchanges of Trust Shares for shares of CFI, CGOF, CBF or CAGF (individually, a "Cardinal Load Fund") generally may be completed upon the payment of a sales charge equal to the sales charge payable upon purchase of shares of that Cardinal Load Fund. If, however, the Shares of Trust to be exchanged were acquired as a result of an exchange of shares of the Cardinal Load Fund, the sales charge to be paid on the present exchange may be reduced by the sales charge previously paid.

The foregoing exchange privilege may be exercised only once in each calendar quarter and must be made by written or telephonic authorization. A shareholder should notify The Ohio Company of his desire to make an exchange, and The Ohio Company will furnish, as necessary, a prospectus and an application form to open the account. Cardinal Management Corp., as transfer agent, will require that any written authorization of an exchange include a signature guarantee as described above under "HOW MAY I REDEEM MY SHARES? -- Redemption by mail." However, a signature guarantee will not be required if the exchange is requested to be made within the same account or into an existing account of the shareholder held in the same name or names and in the same capacity as the account from which the exchange is to be made. Shareholders may also authorize an exchange of shares of the Trust by telephone. Neither the Trust nor any of its service providers will be liable of any loss, damages, expense or cost arising out of any telephone exchange authorization to the extent and subject to the requirements set forth under "HOW MAY I REDEEM MY SHARES? -- Redemption by telephone" above.

For tax purposes, an exchange is treated as a redemption and a new purchase.

The Trust may, at any time, modify or terminate the foregoing exchange privilege. The Trust, however, will give shareholders of the Trust 60 days advance written notice of any such modification or termination.

--------------------------------------------------------------------------------
WHAT ARE MY RIGHTS AS A SHAREHOLDER?
--------------------------------------------------------------------------------

Each Share is entitled to one vote (and fractional shares to proportionate fractional votes) in the election of Trustees and on other matters submitted to the vote of shareholders. Voting rights are not cumulative, so that the holders of more than 50% of the Shares voting in the election of Trustees have the power to elect all of the Trustees of the Trust. Whenever the approval of a majority of the outstanding Shares of the Trust is required in connection with shareholder approvals of the Investment Advisory Contract, the Distribution Contract or changes in the investment objective and policies or the investment restrictions of the Trust, a "majority" shall mean the vote of (i) 67% or more of the Shares of the Trust present at a meeting, if the holders of more than 50% of the outstanding Shares are present in person or by proxy, or (ii) more than 50% of the outstanding Shares of the Trust, whichever is less.

--------------------------------------------------------------------------------
WHAT SHAREHOLDER REPORTS WILL I RECEIVE?
--------------------------------------------------------------------------------

An account summary will be furnished to each shareholder monthly and will include information as to all purchases, redemptions and income dividends paid during the preceding month. Financial statements of the Trust will be furnished to shareholders semiannually.

Holders of Shares should direct all inquiries concerning such matters to Cardinal Management Corp., 155 East Broad Street, Columbus, Ohio 43215.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                             Investment Adviser and Manager
                                  Cardinal Management Corp.
                                  155 East Broad Street
                                  Columbus, Ohio 43215

                             Distributor
                                  The Ohio Company
                                  155 East Broad Street
                                  Columbus, Ohio 43215

                             Transfer Agent and Dividend Paying Agent
                                  Cardinal Management Corp.
                                  215 East Capital Street
                                  Columbus, Ohio 43215

                             Custodian
                                  The Fifth Third Bank
                                  38 Fountain Square
                                  Cincinnati, Ohio 45263

                             Legal Counsel
                                  Baker & Hostetler
                                  65 East State Street
                                  Columbus, Ohio 43215

                             Independent Auditors
                                  KPMG Peat Marwick LLP
                                  Two Nationwide Plaza
                                  Columbus, Ohio 43215

----------------------------------------------------------
----------------------------------------------------------
                 TABLE OF CONTENTS


                                             PAGE
                                            ------
Key Features................................     2
Prospectus Highlights.......................     3
Fee Table...................................     4
Financial Highlights........................     5
What is the Trust?..........................     6
What Are the Investment Objective and
  Policies of the Trust?....................     6
How Do I Purchase Shares of the Trust?......     8
May My Tax Sheltered Retirement Plan Invest
  in the Trust?.............................    10
What Distributions Will I Receive?..........    10
How May I Redeem My Shares?.................    11
How is Net Asset Value Calculated?..........    13
Does the Trust Pay Federal Income Tax?......    13
What About My Taxes?........................    14
Who Manages My Investment in the Trust?.....    14
What Other Shareholder Programs Are
  Provided?.................................    15
What Are My Rights as a Shareholder?........    16
What Shareholder Reports Will I Receive?....    17


                            ------------------------

THIS PROSPECTUS DOES NOT CONTAIN ALL OF THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENT AND EXHIBITS RELATING THERETO, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C., UNDER THE SECURITIES ACT OF 1933, AND TO WHICH REFERENCE IS MADE.

                            ------------------------

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR INCORPORATED HEREIN BY REFERENCE TO THE TRUST'S STATEMENT OF ADDITIONAL INFORMATION; AND ANY INFORMATION OR REPRESENTATION NOT CONTAINED HEREIN OR THEREIN MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST. THE TRUST IS REGISTERED AS AN OPEN-END MANAGEMENT INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. SUCH REGISTRATION DOES NOT IMPLY THAT THE TRUST OR ANY OF ITS SHARES HAVE BEEN GUARANTEED, SPONSORED, RECOMMENDED OR APPROVED BY THE UNITED STATES OR ANY STATE OR ANY AGENCY OR OFFICER THEREOF.
                            ------------------------
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY STATE TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH STATE.

----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------

                             ----------------------
                                   PROSPECTUS
                             ----------------------


                                January 19, 1996


                             (The Ohio Company LOGO)

                                    CARDINAL
                                   GOVERNMENT
                                   SECURITIES
                                     TRUST



                                    [ LOGO ]
                                 CARDINAL FUNDS

----------------------------------------------------------
----------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

                      CARDINAL GOVERNMENT SECURITIES TRUST

         Cardinal Government Securities Trust (the "Trust") is a no-load, diversified, open-end management investment company with an investment objective of maximizing current income while preserving capital and maintaining liquidity. The Trust seeks to attain its objective by investing in U.S. Treasury bills, notes and bonds, other obligations issued or guaranteed by the United States, its agencies or instrumentalities, and repurchase agreements relating to such obligations. All obligations purchased by the Trust will mature, or be deemed to mature, in thirteen months or less. There can be no assurance that the Trust's objective will be achieved.

         The Trust is designated for institutions and individuals who desire current income that reflects prevailing interest rates for short- term investments together with a high degree of liquidity and the security of a portfolio investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements collateralized by such obligations.

                     _____________________________________



               For further information regarding the Trust or for
             assistance in opening an account or redeeming shares,
                     please call (800) 282-9446 toll free.

           Inquiries may also be made by mail addressed to the Trust
                            at its principal office:

                             155 East Broad Street
                              Columbus, Ohio 43215

                     ______________________________________


         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Trust, dated January 19, 1996, which has been filed with the Securities and Exchange Commission. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. The Prospectus is available upon request without charge from the Trust at the above address or by calling the phone number provided above.

                                JANUARY 19, 1996

                               TABLE OF CONTENTS



                                                                           Page
                                                                           ----

INVESTMENT OBJECTIVE AND POLICIES . . . . . . . . . . . . . . . . . . .     B-1

         General  . . . . . . . . . . . . . . . . . . . . . . . . . . .     B-1
         Additional Information on Portfolio Instruments  . . . . . . .     B-2
         Investment Restrictions  . . . . . . . . . . . . . . . . . . .     B-3
         Portfolio Turnover . . . . . . . . . . . . . . . . . . . . . .     B-4

MANAGEMENT OF THE TRUST . . . . . . . . . . . . . . . . . . . . . . . .     B-5

         Compensation Table . . . . . . . . . . . . . . . . . . . . . .     B-7

PRINCIPAL SHAREHOLDERS OF THE TRUST . . . . . . . . . . . . . . . . . .     B-8

THE ADVISER . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     B-8

PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . . .    B-10

ACCOUNTING SERVICES . . . . . . . . . . . . . . . . . . . . . . . . . .    B-11

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT  . . . . . . . . . . . . .    B-11

DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    B-12

CUSTODIAN . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    B-12

LEGAL COUNSEL AND INDEPENDENT AUDITORS  . . . . . . . . . . . . . . . .    B-12

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION  . . . . . . . . . . . .    B-13

         Determination of Net Asset Value . . . . . . . . . . . . . . .    B-13

TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    B-14

         Federal Taxes  . . . . . . . . . . . . . . . . . . . . . . . .    B-14
         State and Local Taxes  . . . . . . . . . . . . . . . . . . . .    B-16
         General  . . . . . . . . . . . . . . . . . . . . . . . . . . .    B-17

YIELD . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    B-17

ADDITIONAL INFORMATION  . . . . . . . . . . . . . . . . . . . . . . . .    B-18

         Shareholder and Trustee Liability  . . . . . . . . . . . . . .    B-18

FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . .    B-20



                      STATEMENT OF ADDITIONAL INFORMATION


                      CARDINAL GOVERNMENT SECURITIES TRUST

         Cardinal Government Securities Trust (the "Trust") is an open-end management investment company. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus of the Trust. Capitalized terms not defined herein are defined in the Prospectus. No investment in Shares of the Trust should be made without first reading the Prospectus of the Trust.


                       INVESTMENT OBJECTIVE AND POLICIES

General
-------

         The Trustees have adopted a policy requiring that the Trust use its best efforts to maintain a constant net asset value of $1.00 per share. The Trust values its portfolio securities on the basis of the amortized cost valuation method. The valuation of the Trust's portfolio securities based upon their amortized cost and the maintenance of the Trust's per share net asset value of $1.00 is permitted based on the Trust's adherence to certain conditions. The Trust has agreed to maintain a dollar-weighted average portfolio maturity of 90 days or less, in accordance with Rule 2a-7 of the 1940 Act, and purchase only obligations having, or deemed to have, maturities from the date of purchase of thirteen months or less. In addition, the Trustees have agreed to establish procedures designed to stabilize, to the extent reasonably possible, the Trust's per share price, as computed for the purpose of sales and redemptions, at $1.00. There is no assurance that the Trust will at all times be able to maintain a constant net asset value of $1.00 per share. (See "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION -- Determination of Net Asset Value.")

         Changes in short-term interest rates may affect the value of the portfolio of the Trust. An increase in interest rates will generally reduce the value of the portfolio and a decline in interest rates will generally increase the value of the portfolio. The impact of such changes in prevailing interest rates is generally minimized due to the short average life of the portfolio and, under the investment policies described above, such interest rate changes should not cause, under normal circumstances, changes in net asset value per share. If abnormally high redemption requests should require an untimely sale of portfolio securities, the Trust intends to use its limited borrowing powers to avoid such dispositions to the extent practicable. (See "Investment Restrictions" below.)

Additional Information on Portfolio Instruments
-----------------------------------------------

         REPURCHASE AGREEMENTS. Securities held by the Trust may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Trust would acquire securities from member banks of the Federal Reserve System and registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Trust plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Trust would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Trust were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Trust would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of the Trust's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Trust under the 1940 Act.

         SECURITIES OF OTHER INVESTMENT COMPANIES. The Trust may invest in securities issued by other investment companies. The Trust currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Trust. As a shareholder of another investment company, the Trust would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory and other expenses that the Trust bears directly in connection with its own operations. Investment companies in which the Trust may invest may also impose a distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Trust and, therefore, will be borne directly by shareholders.

Investment Restrictions
-----------------------

         The Trust has adopted certain restrictions upon its investment objective and policies which provide that the Trust may not:

         (1) Purchase securities or make any investments other than those described under "Investment Objective and Policies" in the Prospectus (there is no limit upon the amount of the Trust's assets which may be invested in the securities of any one issuer of permitted obligations);

         (2) Borrow money except from banks for temporary or emergency non-investment purposes, such as to accommodate abnormally heavy redemption requests, and then only in an amount not exceeding 10% of the value of the Trust's total assets at the time of borrowing; provided that so long as any borrowings exceed 5% of the value of the Trust's total assets, the Trust shall not purchase portfolio securities;

         (3) Pledge, mortgage or hypothecate its assets, except that to secure borrowings permitted for temporary or emergency non-investment purposes, the Trust may pledge securities having a market value at the time of pledge not exceeding 15% of its total assets (so long as certain state law restrictions are applicable, the market value of securities subject to any such pledge will not exceed 10% of the market value of the Trust's total assets);

         (4) Make loans, other than by entering into repurchase agreements to the extent allowed herein and through the purchase of other obligations in accordance with its investment objective and policies;

         (5)     Effect short sales of securities;

         (6)     Act as an underwriter of securities;

         (7) Enter into a repurchase agreement maturing in more than seven days or knowingly purchase securities which are subject to restrictions on resale or for which there is no readily available market if, as a result, more than 10% of the value of the Trust's total assets at the time would be invested in such securities;

         (8) Purchase or sell real estate, real estate mortgage loans, commodities or commodities contracts or oil and gas interests; or

         (9) Purchase the securities of issuers conducting their principal business activity in the same industry if as a result of such purchase more than 25% of its total assets would be invested in the securities of issuers in that industry; provided that such limitation shall not apply to the purchase of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         The following additional investment restriction may be changed without the majority vote of the outstanding Shares of the Trust. The Trust may not:

         (1) Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act or pursuant to any exemptions therefrom.

         The Trust has represented to the California Department of Corporations that, in order to comply with applicable regulations, it will acquire or retain securities of other open-end management investment companies if such investments are made in open-end management investment companies sold with no sales commission and the Trust's investment adviser waives its management fee with respect to such investments. The Trust intends to comply with this undertaking for so long as the Trust has its shares registered for sale in the State of California or such representation is required by the California Department of Corporations.


         The Trust has represented to the Ohio Division of Securities that it will not invest any of its assets in the securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or except when the purchase is part of a plan of merger, consolidation, reorganization, or acquisition.


         If a percentage restriction is adhered to at the time the relevant action is taken, a later increase or decrease in percentage resulting from a change in market value of an investment or in total assets will not be deemed to result in a violation of the restriction.

Portfolio Turnover
------------------

         The portfolio turnover rate for the Trust is calculated by dividing the lesser of the Trust's purchases or sales of portfolio securities for the year by the monthly average value of the Trust's portfolio securities. The Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

         Because the Trust intends to invest almost entirely in securities with maturities of less than one year and because the Commission requires such securities to be excluded from the calculation of portfolio turnover rate, the portfolio turnover with respect to the Trust is expected to be zero percent for regulatory purposes.


                            MANAGEMENT OF THE TRUST


         The trustees and officers of the Trust, together with their addresses and principal business occupations and other affiliations during the last five years, are shown below. Each person named as a Trustee also serves as a trustee of Cardinal Tax Exempt Money Trust, Cardinal Government Obligations Fund and The Cardinal Group and as a director of The Cardinal Fund Inc. Each trustee who is an "interested person" of the Trust, as that term is defined in the 1940 Act, is indicated by an asterisk.

  Name, Age and                           Positions Held                     Principal Occupation
  Business Address                        with Registrant                    During Past 5 Years
  ----------------                        ---------------                    -------------------

  *H. Keith Allen                         Chairman and                       Chief Operating Officer, Secretary,
  155 East Broad Street                   Trustee, Member of Executive       Treasurer and a Director of The Ohio
  Columbus, Ohio 43215                    and Nominating Committees          Company (investment banking);
  Age: 54                                                                    formerly Senior Executive Vice
                                                                             President of The Ohio Company.

  Gordon B. Carson                        Trustee, Member of Executive       Principal, Whitfield Robert
  5413 Gardenbrook Drive                  Committee                          Associates (construction consulting
  Midland, Michigan 48642                                                    firm).
  Age: 84

  John B. Gerlach, Jr.                    Trustee, Member of Audit           Since 1994, President and a Director
  37 West Broad Street                    Committee                          of Lancaster Colony Corporation
  Columbus, Ohio 43215                                                       (diversified consumer products);
  Age: 41                                                                    prior thereto, Executive Vice
                                                                             President, Secretary and a Director
                                                                             of Lancaster Colony Corporation.

  Michael J. Knilans                      Trustee, Member of Executive       From November, 1989 to August, 1995,
  1119 Kingsdale Terrace                  Committee                          Member of the Ohio Bureau of
  Columbus, Ohio 43220                                                       Workers' Compensation and Chairman
  Age: 68                                                                    from 1992 through August, 1995.

  James I. Luck                           Trustee                            President, The Columbus Foundation
  1234 East Broad Street                                                     (philanthropic public foundation).
  Columbus, Ohio 43205
  Age: 50


  David L. Nelson                         Trustee, Member of Audit and       Chairman of the Board of Directors
  18 James Lane                           Nominating Committees              of Herman Miller, Inc. (furniture
  Stamford, CT 06903                                                         manufacturer); former Vice
  Age: 65                                                                    President, Customer Support,
                                                                             Americas Region, and Vice President,
                                                                             Customer Satisfaction, Industry
                                                                             Segment, of Asea Brown Boveri, Inc.
                                                                             (designer and manufacturer of
                                                                             process automation systems for basic
                                                                             industries).

  *C. A. Peterson                         Trustee                            Chartered Financial Analyst; former
  150 E. Wilson Bridge Rd.                                                   Senior Executive Vice President and
  Worthington, Ohio 43085                                                    Director of The Ohio Company
  Age: 69                                                                    (investment banking).

  Lawrence H. Rogers II                   Trustee                            Self-employed author; former Vice
  4600 Drake Road                                                            Chairman of Motor Sports
  Cincinnati, Ohio 45243                                                     Enterprises, Inc.
  Age: 74

  *Frank W. Siegel                        President and Trustee,             Chartered Financial Analyst and
  155 East Broad Street                   Member of                          Senior Vice President, The Ohio
  Columbus, Ohio 43215                    Executive and Nominating           Company (investment banking); former
  Age: 43                                 Committees                         Vice President, Keystone Group
                                                                             (mutual fund management/
                                                                             administration); former Senior Vice
                                                                             President, Trust Advisory Group
                                                                             (mutual fund consulting).

  Joseph H. Stegmayer                     Trustee, Member of Audit and       President and a Director of Clayton
  724 Hampton Roads Drive                 Nominating Committees              Homes, Inc. (manufactured homes);
  Knoxville, TN 37922-4071                                                   former Vice President, Treasurer,
  Age: 44                                                                    Chief Financial Officer and a
                                                                             Director of Worthington Industries,
                                                                             Inc. (specialty steel and plastics
                                                                             manufacturer).

  James M. Schrack II                     Treasurer                          Trust Officer and Vice President of
  155 East Broad Street                                                      The Ohio Company (investment
  Columbus, Ohio 43215                                                       banking).

  Bruce E. McKibben                       Assistant Treasurer                Since April, 1991, Employee of The
  155 East Broad Street                                                      Ohio Company (investment banking);
  Columbus, Ohio 43215                                                       prior thereto, student at The Ohio
                                                                             State University.

  Karen J. Hipsher                        Secretary                          Executive Secretary of The Ohio
  155 East Broad Street                                                      Company (investment banking).
  Columbus, Ohio 43215


         As of January 11, 1996, all trustees and officers of the Trust as a group owned fewer than one percent of the Shares of the Trust.

         Subject to the ultimate authority and direction of the Board of Trustees of the Trust, the Executive Committee will exercise the powers of the Trustees during the intervals between meetings of the Trustees.

         Messrs. Allen and Siegel are Chairman, President and a director and Vice President and a director, respectively, of the Adviser. The compensation of trustees and officers of the Trust who are employed by The Ohio Company is paid by The Ohio Company. Trustees' fees (currently $500 per meeting attended, $500 annual retainer and $500 per audit committee meeting attended) plus expenses are paid by the Trust, except that Messrs. Allen and Siegel receive no fees from the Trust.

         The following table sets forth information regarding all compensation paid by the Trust to its Trustees for their services as trustees during the fiscal year ended September 30, 1995. The Trust has no pension or retirement plans.

COMPENSATION TABLE

 Name and Position                         Aggregate Compensation            Total Compensation From the
 With the Trust*                           From the Trust                    Trust and the Fund Complex**
 -----------------                         ----------------------            ----------------------------

 H. Keith Allen                            $0                                $0
 Chairman, Trustee and Member of
 Executive and
 Nominating Committees

 Gordon B. Carson                          $2,400                            $12,000
 Trustee and Member of Executive
 Committee

 John B. Gerlach                           $2,600                            $13,000
 Trustee and Member of Audit Committee

 Michael J. Knilans                        $2,400                            $12,000
 Trustee and Member of Executive
 Committee

 James I. Luck                             $2,400                            $12,000
 Trustee

 David L. Nelson                           $2,600                            $13,000
 Trustee and Member of Audit and
 Nominating Committees

 C.A. Peterson                             $2,400                            $12,000
 Trustee

 Lawrence H. Rogers, II                    $2,400                            $12,000
 Trustee


 Name and Position                         Aggregate Compensation            Total Compensation From the
 With the Trust*                           From the Trust                    Trust and the Fund Complex**
 -----------------                         ----------------------            ----------------------------

 Frank W. Siegel                           $0                                $0
 Trustee, President and Member of
 Nominating and Executive Committees

 Joseph H. Stegmayer                       $2,000                            $10,000
 Trustee and Member of Audit and
 Nominating Committees

----------------------------------
         *During the fiscal year ended September 30, 1995, Hannibal L. Godwin, a former officer of the Trust, and John L. Schlater, each former officers of The Ohio Company and the Adviser, had served as trustees of the Trust but no longer do so as of the date hereof. Neither Mr. Godwin nor Mr. Schlater received any compensation from the Trust or the Fund Complex.

         **For purposes of this Table, Fund Complex means one or more mutual funds, including the Trust, which have a common investment adviser or affiliated investment advisers or which hold themselves out to the public as being related.



                      PRINCIPAL SHAREHOLDERS OF THE TRUST

         As of January 11, 1996, the only person known to the Trust to be the beneficial owners of more than 5% of the Trust's outstanding Shares was The Ohio Company, which for its own account and as trustee for various pension plans and trusts, owned beneficially 9.44% of the Trust's outstanding Shares.



                                  THE ADVISER

         The Trust has entered into an Investment Advisory Contract with Cardinal Management Corp. (the "Adviser"). Pursuant to the Investment Advisory Contract, the Adviser has agreed to provide investment advisory and management services as described in the Prospectus. As compensation for such services to the Trust, the Adviser receives monthly from the Trust a management fee at the annual rate of 1/2 of 1% of the average daily net assets of the Trust. Such fee accrues daily. The Adviser performs and bears the cost of research, statistical analysis and continuous supervision of the investment portfolio of the Trust and furnishes office facilities and certain clerical and administrative services to the Trust. In addition, the Adviser provides dividend, transfer agency and fund accounting services to the Trust.

         The aggregate amount of investment management fees earned by the Adviser during the fiscal years ended September 30, 1995, 1994 and 1993, was $2,031,367, $1,978,541 and $2,227,209, respectively. To offset capital losses incurred by the Trust for the fiscal year ended September 30, 1994, the Adviser contributed $1,151,168 to the Trust. This amount was equal to the investment management, transfer agent and fund accounting fees for the period from May 1, 1994, through September 30, 1994.

         The Adviser has agreed that if the aggregate expenses of the Trust (including fees pursuant to the Investment Advisory Contract, but excluding taxes, interest, brokerage fees and, where permitted under the expense limitations imposed by state securities administrators, extraordinary expenses) for any fiscal year exceed 2% of the first $10 million of the Trust's average net assets, 1 1/2% of the next $30 million of the Trust's average net assets, and 1% of the Trust's remaining average net assets, or 1 1/2% of average net assets, whichever is less, the Adviser will refund to the Trust, or otherwise bear, such excess. The Adviser was not obligated to refund or pay any expenses of the Trust for the fiscal years ended September 30, 1995, 1994 and 1993 as a result of such expense limitations.

         The Adviser is a wholly owned subsidiary of The Ohio Company, an investment banking firm organized in 1925. Descendants of H. P. and R. F. Wolfe, deceased, and members of their families, through their possession of a majority of the voting stock, may be considered controlling persons of The Ohio Company. H. Keith Allen is an officer and director of The Ohio Company. Frank
W. Siegel, and James M. Schrack II are each an officer of The Ohio Company.

         The Investment Advisory Contract was last approved by a majority of both the trustees and those trustees who are not "interested persons" (as defined in the 1940 Act) of either the Trust or the Adviser at a meeting held for such purpose on November 13, 1995, and was last approved by the shareholders of the Trust at the annual meeting of shareholders of the Trust held on January 11, 1983.



         The Investment Advisory Contract will continue in force from year to year if specifically approved at least annually by the Board of Trustees of the Trust or by the vote of a majority of the Trustees who are not "interested persons" of any party to such Contract, cast in person at a meeting called for such purpose. The Contract may be terminated by either party, at any time, without penalty, upon sixty days' written notice, and will automatically terminate in the event of its assignment. Termination will not affect the right of the Adviser to receive payments on any unpaid balance of the compensation earned prior to termination.

                             PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Contract, the Adviser, subject to the policies established by the Board of Trustees of the Trust and in accordance with the Trust's investment restrictions and policies, is responsible for the Trust's portfolio decisions and the placing of the Trust's portfolio transactions. Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which such portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions in the over-the-counter market are generally principal transactions with dealers.
With respect to the over-the-counter market, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.


         In executing such transactions, the Adviser seeks to obtain the best net results for the Trust taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulties of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Adviser generally seeks reasonably competitive commission rates, for the reasons stated in the prior sentence, the Trust will not necessarily be paying the lowest commission or spread available. For the past three fiscal years, the Trust has paid no brokerage commissions.


         The Adviser may consider provision of research, statistical and other information to the Trust or the Adviser in the selection of qualified broker-dealers who effect portfolio transactions for the Trust so long as the Adviser's ability to obtain the best net results for portfolio transactions of the Trust is not diminished. Such research services include supplemental research, securities and economic analyses, and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Such research services may also be useful to the Adviser in connection with its services to other clients. Similarly, research services provided by brokers serving such other clients may be useful to the Adviser in connection with its services to the Trust. Although this information is useful to the Trust and the Adviser, it is not possible to place a dollar value on it. It is the opinion of the Board of Trustees and the Adviser that the review and study of this information will not reduce the overall cost to the Adviser of performing its duties to the Trust under the Investment Advisory Contract. The Trust is not authorized to pay brokerage commissions which are in excess of those which another qualified broker would charge solely by reason of brokerage and research services provided.

         Investment decisions for the Trust are made independently from those for any other investment company or account managed by the Adviser. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of the Trust and another investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Trust and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Trust or the size of the position obtained by the Trust. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Trust with those to be sold or purchased for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Trust, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.


         The Trust did not during the fiscal year ended September 30, 1995, hold any securities of its regular brokers or dealers, as defined in Rule 10b-1 under the 1940 Act, or their parent companies.


                              ACCOUNTING SERVICES

         The Trust has entered into an Accounting Services Agreement with the Adviser pursuant to which the Adviser has agreed to maintain and keep current the books, accounts, records, journals and other records of original entry relating to the business of the Trust and to calculate the Trust's net asset value on a daily basis. In consideration of such services, the Trust has agreed to pay monthly to the Adviser a fee based on the average monthly net asset value of the Trust. For the last three fiscal years ended September 30, 1995, the Adviser received $53,283, $54,818, and $59,614, respectively, for its services to the Trust pursuant to such Agreement. As described above under "THE ADVISER," a portion of such fees for the fiscal year ended September 30, 1994 were contributed to the Trust by the Adviser.



                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser has agreed to act as the Trust's transfer agent, dividend disbursing agent and administrator of plans for the Trust. In consideration of such services, the Trust has agreed to pay the Adviser an annual fee paid monthly, equal to $21 per shareholder account plus the Adviser's out-of-pocket expenses. For the last three fiscal years ended September 30, 1995, the Adviser received $842,187, $999,507, and $918,214, respectively, for its services to the Trust pursuant to such Agreement. As described above under "THE ADVISER," a portion of such fees were contributed to the Trust by the Adviser.



                                  DISTRIBUTOR

         The Ohio Company, with principal offices located at 155 East Broad Street, Columbus, Ohio 43215, serves as the Trust's principal underwriter and, in connection therewith, is available to receive purchase orders and redemption requests relating to Shares of the Trust and to transmit such orders and requests to the Trust's custodian. The Ohio Company does not receive any compensation from the Trust or charge any fees to investors for its services rendered as principal underwriter of the Trust's Shares.


         The Distribution Contract was last approved by both the trustees and those trustees who are not "interested persons" (as defined in the 1940 Act) of either the Trust or The Ohio Company at a meeting held for such purpose on November 13, 1995, and was last approved by the shareholders of the Trust at the annual meeting of shareholders of the Trust held on January 11, 1983.


         The Distribution Contract will continue in effect from year to year if specifically approved at least annually by the Board of Trustees of the Trust or by the vote of a majority of the outstanding Shares of the Trust. In either event, the Distribution Contract must also be approved by vote of a majority of the trustees who are not "interested persons" of any party to the Distribution Contract, cast in person at a meeting called for such purpose. The Distribution Contract will automatically terminate in the event of its assignment.


                                   CUSTODIAN

         The Fifth Third Bank (the "Bank"), 38 Fountain Square, Cincinnati, Ohio 45263, has been selected to act as Custodian of the portfolio securities and cash of the Trust. The Bank has no part in determining the investment policies of the Trust or in deciding which securities are to be purchased or sold by the Trust. The Trust may enter into repurchase agreements with the Bank and may purchase or sell securities from or to the Bank.

                     LEGAL COUNSEL AND INDEPENDENT AUDITORS

         Certain legal matters as to the issuance of the Shares offered hereby have been passed upon by Baker & Hostetler, 65 East State Street, Columbus, Ohio 43215. The Trust has selected KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, Ohio 43215, as independent auditors for the Trust. The financial statements of the Trust included in this Statement of Additional Information have been included herein in reliance upon the report of KPMG Peat Marwick LLP, independent auditors, given upon the authority of said firm as experts in accounting and auditing.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Trust's Shares may be purchased at the public offering price and are sold on a continuous basis through The Ohio Company, principal underwriter of the Trust's Shares, at its address and number set forth on the cover page of this Statement of Additional Information, and through other broker-dealers who are members of the National Association of Securities Dealers, Inc. and have sales agreements with The Ohio Company.

         The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Trust of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Trust to determine the fair value of its net assets.

         Use of the check-writing redemption procedure will be subject to the rules and regulations of The Fifth Third Bank (the "Bank") governing checking accounts. Neither the Bank nor the Trust shall incur any liability to a participating shareholder under this procedure for not honoring a check that exceeds the value of Shares in a shareholder's account, for honoring checks properly drafted, for effecting redemptions pursuant to payment thereof or for returning checks not accepted for payment. This procedure may be terminated at any time by the Trust, the Bank or the participating shareholder. A shareholder participating in the check-writing redemption procedure has not established a checking or other account with the Bank for the purpose of Federal Deposit Insurance or otherwise.

Determination of Net Asset Value
--------------------------------

         The Trust values its portfolio securities on the basis of the amortized cost valuation method, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value of the Trust's portfolio securities, as determined by the amortized cost method, is higher or lower than the price the Trust would receive if it sold the securities. During periods of declining interest rates, the daily yield on Shares of the Trust computed as described above may tend to be higher than a like computation made by a fund with market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of the amortized cost method by the Trust resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Trust would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Trust would receive less investment income. The converse would apply in a period of rising interest rates.

         The valuation of the Trust's portfolio securities based upon their amortized cost and the maintenance of the Trust's per share net asset value of $1.00 is permitted based on the Trust's adherence to certain conditions, including maintaining a dollar-weighted average portfolio maturity of 90 days or less and purchasing only portfolio securities having remaining maturities or 397 days or less. The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, the Trust's net asset value per share, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of the Trust's portfolio holdings by the Trustees at such intervals as they may deem appropriate to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation is unfair to existing shareholders. In the event the Trustees determine that such a deviation exists, they have agreed to take such corrective action as they deem necessary and appropriate, including selling portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations instead of using the amortized cost basis.

                                     TAXES

Federal Taxes
-------------

         The Trust intends to qualify as a "regulated investment company" under the Code for so long as such qualification is in the best interest of the Trust's shareholders. In order to qualify as a regulated investment company, the Trust must, among other things: derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, future contracts or foreign currencies held less than three months; and diversify its investments within certain prescribed limits. In addition, to utilize the tax provisions specially applicable to regulated investment companies, the Trust must distribute to its shareholders at least 90% of its investment company taxable income for the year. In general, the Trust's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Trust would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Although the Trust expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Trust may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Trust does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

         It is expected that the Trust will distribute annually to shareholders all or substantially all of the Trust's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional Shares of the Trust and not in cash. The Trust does not expect to realize any long-term capital gains and, therefore, does not foresee paying any "capital gains dividends" as described in the Code. However, if the Trust were to realize any long-term capital gains, distribution by the Trust of the excess of any such net long-term capital gain over net short-term capital loss is taxable to shareholders as long-term capital gain in the year in which it is received, regardless of how long the shareholder has held the Shares.

         Federal taxable income of individuals is subject to graduated tax rates of 15%, 28%, 31%, 36% and 39.6%. Further, the marginal tax rate may be in excess of 39.6%, because adjustments reduce or eliminate the benefit of the personal exemption and itemized deductions for individuals with gross income in excess of certain threshold amounts.

         Capital gains of individuals are subject to tax at the same rates applicable to ordinary income; however, the tax rate on capital gains of individuals cannot exceed 28%. Capital losses may be used to offset capital gains. In addition, individuals may deduct up to $3,000 of net capital loss each year to offset ordinary income. Excess capital loss may be carried forward to future years.

         Federal taxable income of corporations in excess of $75,000 up to $10 million is subject to a 34% tax rate; however, because the benefit of lower tax rates on a corporation's taxable income of less than $75,000 is phased out for corporations with income in excess of $100,000 but lower than $335,000, a maximum marginal tax rate of 39% may result. Federal taxable income of corporations in excess of $10 million is subject to a tax rate of 35%.
Further, a corporation's federal taxable income in excess of $15 million is subject to an additional tax equal to 3% of taxable income over $15 million, but not more than $100,000.

         Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess capital losses may be carried back three years and forward five years.

         Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. Because all of the Trust's net investment income is expected to be derived from interest and short-term capital gains, it is anticipated that no distributions from the Trust will qualify for the dividends received deduction. However, to the extent the Trust would have any such distributions, the Trust will designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by the Trust for its taxable year that qualifies for the dividends received deduction.

         The Trust will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends paid to any shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure properly to include on his return payments of interest or dividends.

State and Local Taxes
---------------------

         Shareholders of the Trust may be subject to state and local taxes with respect to their ownership of Trust Shares or distributions from the Trust. Under the laws of some jurisdictions, distributions of net investment income may be taxable to shareholders as dividend income even though a substantial portion of such distributions may be attributable to interest on U.S. Government obligations which, if received directly, may be exempt from such income taxes. Each shareholder should consult its tax adviser about the tax status of distributions from the Trust in the relevant state and locality.

General
-------

         Information set forth in the Prospectus and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Trust. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Trust or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the Trust are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

         Shareholders should consult their tax advisers to assess the general state and local tax consequences of investing in the Trust and, in particular, to determine whether dividends paid that represent interest derived from U.S. government securities is exempt from applicable state and local income taxes.


                                     YIELD


         The current (average annualized) yield of the Trust for any seven-day period is calculated by dividing the average daily net income per Share earned by the Trust during the seven-day calendar period by the Trust's average price per Share over the same period and annualizing this quotient on a 365-day basis. For purposes of this calculation, the daily net income reflects dividends declared on the original Share and dividends declared on any Shares purchased with dividends on that Share. Capital changes that are excluded from the calculation are realized gains and losses from the sale of securities as well as unrealized appreciation and depreciation with respect to the Trust's portfolio. The yield of the Trust for the seven-day period ended September 30, 1995, was 5.11%.


         The effective or compounded yield of the Trust for any seven-day period is computed by adding the number one to the daily net income per Share earned by the Trust during the seven-day calendar period, raising the sum to a power equal to 365 divided by seven, and subtracting the number one from the result. The effective or compounded yield of the Trust for the seven-day period ended September 30, 1995, was 5.24%.


         Investors may judge the performance of the Trust by comparing its performance to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds, CDA Investment Technologies, Inc., and the Consumer Price Index. Comparisons may also be made to indices or data published in Donoghue's MONEY FUND REPORT of Holliston, Massachusetts, a nationally recognized money market fund reporting service, Money Magazine, Forbes, Barron's, The Wall Street Journal, The Columbus Dispatch, The New York Times, Business Week, Consumer Reports and U.S.A. Today.

         Current and effective yields will fluctuate from time to time and should not be considered representative of future results. Yield is a function of general economic and money market conditions, portfolio quality and maturity, type of portfolio instruments and operating expenses. Yield information may be useful in reviewing the Trust's performance and comparing an investment in Shares of the Trust with other investment alternative. However, yield on Shares of the Trust fluctuates unlike yields on bank deposits or other instruments that pay a fixed yield for a stated period of time.

                             ADDITIONAL INFORMATION

Shareholder and Trustee Liability
---------------------------------

         The Trust is an entity of the type commonly known as a "business trust." Shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every agreement, obligations or instrument entered into or executed by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Trust has been advised by counsel that no personal liability will attach to the shareholders when such a provision is utilized, except possibly in a few jurisdictions. With respect to all types of claims, contract claims where shareholder liability is not negated, claims for taxes and certain statutory liabilities, a shareholder may be held personally liable for obligations of the Trust. However, upon payment of any such liability, the shareholder will be entitled to reimbursement from the general assets of the Trust. The Trust is covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. The Declaration of Trust provides for indemnification out of Trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of financial loss to a shareholder on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

         The Declaration of Trust further provides that no Trustee, officer or agent of the Trust shall be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties. It also provides that all persons having any claim against the Trustees or the Trust shall look solely to the Trust's property for payment. The Trust may enter into repurchase agreements with the Bank and may purchase or sell securities from or to the Bank.

         The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Trust.

         The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this Statement of Additional Information.

                              FINANCIAL STATEMENTS

                      CARDINAL GOVERNMENT SECURITIES TRUST


                               SEPTEMBER 30, 1995

CARDINAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

                                                                           MATURITY      PRINCIPAL       VALUE
                              SECURITIES                                     DATE         AMOUNT       (NOTE 1)
-----------------------------------------------------------------------    ---------     ---------     ---------
DIRECT U.S. GOVERNMENT OBLIGATIONS 34.50%
U.S. Treasury Bills....................................................     10/19/95     $  40,000     $  39,894
U.S. Treasury Bills....................................................     11/02/95        20,000        19,904
U.S. Treasury Bills....................................................     11/16/95        20,000        19,864
U.S. Treasury Bills....................................................     12/07/95        35,000        34,660
U.S. Treasury Bills....................................................     01/18/96        20,000        19,687
U.S. Treasury Bills....................................................     02/08/96        20,000        19,625
                                                                                         ---------     ---------
      TOTAL DIRECT U.S. GOVERNMENT OBLIGATIONS.........................                    155,000       153,634
                                                                                         ---------     ---------
REPURCHASE AGREEMENTS, FULLY COLLATERALIZED BY U.S. GOVERNMENT AND
  FEDERAL AGENCY OBLIGATIONS 65.90%
Smith Barney Shearson, 5.80%, dated 9/25/95............................     10/02/95        80,000        80,000
Paine Webber Inc., 5.80%, dated 9/25/95................................     10/02/95        93,000        93,000
Merrill Lynch Securities, 6.35%, dated 9/29/95.........................     10/02/95        39,000        39,000
Fifth Third Bank, 6.25%, dated 9/29/95.................................     10/02/95         6,500         6,500
Fifth Third Bank, 5.75%, dated 9/26/95.................................     10/03/95        75,000        75,000
                                                                                         ---------     ---------
      TOTAL REPURCHASE AGREEMENTS......................................                    293,500       293,500
                                                                                         ---------     ---------
      TOTAL INVESTMENTS AT AMORTIZED COST 100.40%......................                  $ 448,500     $ 447,134
                                                                                          ========      ========

Cost also represents cost for Federal income tax purposes.

See accompanying notes to financial statements.

CARDINAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
STATEMENT OF ASSETS & LIABILITIES (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

ASSETS
Investments in securities at amortized cost......................................    $ 447,134
Cash.............................................................................          401
Interest receivable..............................................................          291
Other assets.....................................................................          314
                                                                                     ---------
            Total assets.........................................................      448,140
                                                                                     ---------
LIABILITIES
Payable for Trust shares redeemed................................................        2,360
Payable for shareholder distributions............................................           26
Accrued investment management, accounting and transfer agent fees (note 2).......          274
Other accrued expenses...........................................................          106
                                                                                     ---------
            Total liabilities....................................................        2,766
                                                                                     ---------
COMMITMENTS AND CONTINGENCIES (NOTE 3)
NET ASSETS -- applicable to 445,373,567 outstanding $.01 par value shares of
  beneficial interest (unlimited number of shares authorized)....................    $ 445,374
                                                                                     =========
NET ASSET VALUE PER SHARE........................................................        $1.00
                                                                                     =========

See accompanying notes to financial statements.

CARDINAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30, 1995

INVESTMENT INCOME:
Interest.............................................................                $ 23,311
                                                                                     --------
EXPENSES:
Investment management fees (note 2)..................................                   2,032
Transfer agent fees and expenses (note 2)............................                     842
Accounting fees (note 2).............................................                      53
                                                                                     --------
          Total affiliated expenses..................................                   2,927
                                                                                     --------
Custodian fees.......................................................                      34
Professional fees....................................................                      90
Reports to shareholders..............................................                      65
Trustees' fees.......................................................                      25
Registration fees....................................................                       9
Other expenses.......................................................                     151
                                                                                     --------
          Total non-affiliated expenses..............................                     374
                                                                                     --------
          Total expenses.............................................                   3,301
                                                                                     --------
          Net increase in net assets from operations.................                $ 20,010
                                                                                     ========

See accompanying notes to financial statements.

CARDINAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

YEARS ENDED SEPTEMBER 30, 1995 AND 1994

                                                                       1995             1994
                                                                    -----------     ------------
FROM OPERATIONS:
Net investment income...........................................    $    20,010     $     11,615
Net realized loss from security transactions....................              0           (1,463)
                                                                    -----------     ------------
     Net increase in net assets from operations.................         20,010           10,152
                                                                    -----------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders.............................        (20,010)         (11,303)
                                                                    -----------     ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
Proceeds from sale of shares....................................      1,052,266          987,709
Reinvestment of distributions to shareholders...................         19,567           11,027
Cost of shares redeemed.........................................       (993,975)      (1,033,978)
                                                                    -----------     ------------
     Increase (decrease) in net assets derived from capital
       share transactions.......................................         77,858          (35,242)
                                                                    -----------     ------------
FROM CAPITAL CONTRIBUTIONS (NOTE 2):
Capital contributed by Cardinal Management Corp.................              0            1,151
                                                                    -----------     ------------
     Net increase (decrease) in net assets......................         77,858          (35,242)
NET ASSETS -- beginning of period...............................        367,516          402,758
                                                                    -----------     ------------
NET ASSETS -- end of period.....................................    $   445,374     $    367,516
                                                                     ==========     ============

See accompanying notes to financial statements.

CARDINAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

(1) -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cardinal Government Securities Trust (the Trust) is a diversified, open-end investment company created under the laws of Pennsylvania by a Declaration of Trust dated March 21, 1980 and is registered under the Investment Company Act of 1940. According to the terms of the Declaration of Trust, Trust investments must be obligations (or collateralized by obligations) of the U.S. Government or agencies thereof. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

Security Valuation -- Securities are valued at amortized cost which approximates fair value (premiums and discounts are amortized on a straight-line basis). The use of this method requires the Trust to maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only securities having a remaining maturity of thirteen months or less.

Security Transactions and Investment Income -- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. It is the Trust's policy for its Custodian or a third-party bank to take possession of all securities pledged as collateral for repurchase agreements and monitor the market value of the collateral to ensure that it remains sufficient to cover the repurchase agreements.

Federal Income Taxes -- No provision has been made for Federal taxes on the Trust's income, since it is the policy of the Trust to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income and capital gains within the required time to relieve it from all, or substantially all, Federal income taxes.

Dividends to Shareholders -- Dividends are declared and accrued daily and (for those shareholders not electing cash distribution of dividends) automatically reinvested monthly in additional shares from the sum of net investment income and net realized short-term gains.

(2) -- TRANSACTIONS WITH AFFILIATES

As investment manager for the Trust, Cardinal Management Corp. (CMC), an affiliated company, is allowed an annual fee of 0.5% of the average daily net assets of the Trust. CMC has agreed that if the aggregate expenses of the Trust, as defined, for any fiscal year exceed the expense limitation of any state having jurisdiction over the Trust, CMC will refund to the Trust, or otherwise bear, such excess. This limitation did not affect the calculation of the management fee during the year ended September 30, 1995.

CMC also serves the Trust as transfer agent and fund accountant. Transfer agent service fees are based on a monthly charge per shareholder account plus out-of-pocket expenses. Accounting service fees are based on the monthly average net assets of the Trust. For the year ended September 30, 1995 the Trust paid or accrued $842,187 and $53,283 for transfer agent and fund accounting services, respectively.

To offset capital losses incurred by the Trust, CMC contributed $1,151,186 to the Trust during the year ended September 30, 1994. The amount contributed was equal to the investment management, transfer agent service and the fund accounting fees for the period from May 1, 1994 through September 30, 1994.

                                                                     (continued)

CARDINAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

SEPTEMBER 30, 1995

The Ohio Company, sole shareholder of CMC, serves as the Trust's distributor and, in connection therewith receives purchase orders and redemption requests relating to Trust shares. During the year ended September 30, 1995 the Trust incurred no expenses related to the distribution of its shares.

(3) -- COMMITMENTS AND CONTINGENCIES

The Trust has an available $6,000,000 line of credit with its custodian, Fifth Third Bank, which was unused at September 30, 1995. When used, borrowings under this arrangement are secured by portfolio securities and can be used only for short term needs of the Trust. No compensating balances are required and the arrangement bears an interest rate of 106% of the custodian's prime lending rate.

Fidelity Bond and Errors and Omissions insurance coverage for the Trust and its officers and trustees has been obtained through ICI Mutual Insurance Company (ICI Mutual), an industry-sponsored mutual insurance company. Included in other assets of the Trust is a deposit of $87,459 for the initial capital of ICI Mutual. The Trust is also committed to provide $262,377 should ICI Mutual experience the need for additional capital contributions.

Included in other assets is a $175,000 certificate of deposit which collateralizes a standby letter of credit in connection with the Trust's participation in ICI Mutual. This amount is not available for investment.

(4) -- CAPITAL STOCK

At September 30, 1995, there were an unlimited number of $.01 par value shares of capital stock and the capital amounts were as follows:

Paid in capital..................................................................    $446,524,753
Accumulated net realized loss on investments.....................................      (1,463,438)
Undistributed net investment income..............................................         312,252
                                                                                     ------------
Net assets.......................................................................    $445,373,567
                                                                                     =============

Transactions in capital stock were as follows:

                                                                              YEARS ENDED
                                                                             SEPTEMBER 30,
                                                                    --------------------------------
                                                                        1995               1994
                                                                    -------------     --------------
Shares sold.....................................................    1,052,265,662        987,708,658
Shares issued in connection with reinvestment of distributions
  to shareholders...............................................       19,567,048         11,026,622
                                                                    -------------     --------------
                                                                    1,071,832,710        998,735,280
Shares repurchased..............................................     (993,975,623)    (1,033,976,922)
                                                                    -------------     --------------
Net increase (decrease).........................................       77,857,087        (35,241,642)
Shares outstanding:
Beginning of period.............................................      367,516,480        402,758,122
                                                                    -------------     --------------
End of period...................................................      445,373,567        367,516,480
                                                                    =============     ==============

(5) -- SUBSEQUENT EVENT

On November 13, 1995 the Board of Trustees approved an Agreement and Plan of Reorganization and Liquidation between the Trust and The Cardinal Group ("TCG"). The plan calls for the transfer of all assets and liabilities of the Trust to a series of TCG with the same basic investment objectives and restrictions. The Trustees have determined that this action is in the best interests of the shareholders of the Trust and TCG. Shareholder approval will be sought and is needed to ratify the transaction.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share of capital stock outstanding throughout each period:

                                                                             YEARS ENDED SEPTEMBER 30,
                                                         -----------------------------------------------------------------
                                                           1995          1994          1993          1992          1991
                                                         ---------     ---------     ---------     ---------     ---------
Net Asset Value, beginning.............................  $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                         ---------     ---------     ---------     ---------     ---------
Income from investment operations:
  Net investment income................................       0.05          0.03          0.02          0.04          0.06
Less distributions:
  Dividends............................................      (0.05)        (0.03)        (0.02)        (0.04)        (0.06)
                                                         ---------     ---------     ---------     ---------     ---------
Net Asset Value, ending................................  $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                          ========      ========      ========      ========      ========
Ratios/Supplemental Data:
Total return*..........................................       4.98%         2.84%         2.41%         3.58%         6.20%
                                                          ========      ========      ========      ========      ========
Net assets, ending (000)...............................  $ 445,374     $ 367,516     $ 402,758     $ 472,521     $ 567,841
                                                          ========      ========      ========      ========      ========
Ratio of expenses to average net assets................       0.81%         0.85%         0.79%         0.76%         0.72%
                                                          ========      ========      ========      ========      ========
Ratio of net investment income to average net assets...       4.92%         2.94%         2.38%         3.52%         6.03%
                                                          ========      ========      ========      ========      ========

* Without the capital contribution discussed in note 2, the 1994 total return would have been 2.55%.

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Shareholders and Board of Trustees
Cardinal Government Securities Trust:

We have audited the accompanying statement of assets and liabilities of Cardinal Government Securities Trust (the Trust), including the statement of investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1995, by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cardinal Government Securities Trust as of September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                         KPMG Peat Marwick LLP
Columbus, Ohio
November 17, 1995

                             Registration Statement
                                       of
                      CARDINAL GOVERNMENT SECURITIES TRUST
                                       on
                                   Form N-1A


PART C.          OTHER INFORMATION

Item 24.         Financial Statements and Exhibits
                 ---------------------------------


                 (a)      Financial Statements
                          Included in Part A:
                             --Financial Highlights
                          Included in Part B:
                             --Statement of Investments
                                    September 30, 1995
                             --Statement of Net Assets
                                    September 30, 1995
                             --Statement of Operations
                                    for the year ended September 30, 1995
                             --Statements of Changes in Net Assets
                                    for the years ended September 30, 1995 and
                                    1994
                             --Notes to Financial Statements
                                    September 30, 1995
                             --Independent Auditors' Report
                                    dated November 17, 1995

                          All required financial statements are included in Part B hereof. All other financial statements and schedules are inapplicable.

                 (b)      Exhibits

                          (11)      Consent of KPMG Peat Marwick LLP

                          (17)      Financial Data Schedule

                          (19) (a)  Powers of Attorney of Frank W.
                                    Siegel, H. Keith Allen, Gordon B.
                                    Carson, John B. Gerlach, Jr.,
                                    Michael J. Knilans, James I. Luck,
                                    David L. Nelson, C.A. Peterson,
                                    Frank W. Siegel, Joseph H. Stegmayer,
                                    Lawrence H. Rogers II and James M.
                                    Schrack, II.

                               (b)  Consent of Baker & Hostetler

Item 25.         Persons Controlled or Under Common Control With Registrant
                 ----------------------------------------------------------

                 None

Item 26.         Number of Holders of Securities
                 -------------------------------


         The following table sets forth as of January 11, 1996, the number of record holders of Shares of Registrant:

                                                       Number of
          Title of Class                            Record Holders
----------------------------------------            --------------
Shares of Beneficial Interest, par value
$.01 per share, of Registrant............               45,157



Item 28.         Business and Other Connections of Investment Adviser:
                 ----------------------------------------------------

         Information with respect to Cardinal Management Corp. and its officers and directors as set forth under the captions "WHO MANAGES MY INVESTMENT IN THE TRUST?" contained in Prospectus and "MANAGEMENT OF THE TRUST" and "THE ADVISER" contained in the Statement of Additional Information which are a part of this Registration Statement is hereby incorporated herein by reference.

         To the knowledge of Registrant, none of the directors or officers of Cardinal Management Corp., except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names, principal businesses and addresses of those businesses of the directors and officers of Cardinal Management Corp. who are or have been engaged in any other business, profession, vocation or employment of a substantial nature during the past two fiscal years.

Officer or Director
   of Cardinal           Name and Address                   Nature of
 Management Corp.          of Business                      Connection
-------------------      ----------------                   ----------

H. Keith Allen           The Ohio Company                   Chief Operating Officer,
                         155 East Broad Street              Secretary/
                         Columbus, Ohio  43215              Treasurer and
                                                            Director

                         Ad Management Corp.                Secretary/Treasurer
                         155 East Broad Street              and Director
                         Columbus, Ohio 43215

                         Cardinal Financial                 Secretary/Treasurer
                         Management Corp.                   and Director
                         155 East Broad Street
                         Columbus, Ohio  43215

                         Midwest Parking, Inc.              Secretary/Treasurer
                         155 East Broad Street              and Director
                         Columbus, Ohio  43215


                         InsuranceOhio Company              Secretary/Treasurer
                         Agency                             and Director
                         155 East Broad Street
                         Columbus, Ohio 43215



                                     - 2C -

                                  Ohio Equities Inc.                              Secretary/Treasurer
                                  395 East Broad Street                           and Director
                                  Columbus, Ohio  43215
                                   and Director

                                  The Cardinal Fund Inc.                          Chairman and
                                  155 East Broad Street                           Director
                                  Columbus, Ohio  43215

                                  Cardinal Tax Exempt                             Chairman and Trustee
                                  Money Trust
                                  155 East Broad Street
                                  Columbus, Ohio  43215

                                  Cardinal Government                             Chairman and Trustee
                                  Obligations Fund
                                  155 East Broad Street
                                  Columbus, Ohio  43215

                                  Cardinal Government Secur-                      Chairman and Trustee
                                  ities Trust
                                  155 East Broad Street
                                  Columbus, Ohio  43215

                                  The Cardinal Group                              Chairman and Trustee
                                  155 East Broad Street
                                  Columbus, Ohio  43215

Frank W. Siegel                   The Ohio Company                                Senior Vice President
                                  155 East Broad Street
                                  Columbus, Ohio 43215

                                  The Cardinal Fund Inc.                          President and
                                  155 East Broad Street                           Director
                                  Columbus, Ohio 43215

                                  Cardinal Tax Exempt                             President and Trustee
                                  Money Trust
                                  155 East Broad Street
                                  Columbus, Ohio  43215

                                  Cardinal Government                             President and Trustee
                                  Obligations Fund
                                  155 East Broad Street
                                  Columbus, Ohio  43215

                                  Cardinal Government Secur-                      President and Trustee
                                  ities Trust
                                  155 East Broad Street
                                  Columbus, Ohio  43215

                                  The Cardinal Group                              President and Trustee
                                  155 East Broad Street
                                  Columbus, Ohio  43215

                                  Keystone Group                                  Vice President
                                  200 Berkeley Street
                                  Boston, Massachusetts 02116

                                  Trust Advisory Group                            Senior Vice President
                                  1 Morningstar Drive North
                                  Westport, Connecticut 06880





                                     - 3C -

Item 29.         PRINCIPAL UNDERWRITERS
                 ----------------------

         (a) The Ohio Company acts as principal underwriter for Registrant. The Ohio Company is also the principal underwriter of The Cardinal Fund Inc., Cardinal Government Obligations Fund, Cardinal Tax Exempt Money Trust, Cardinal Balanced Fund and Cardinal Aggressive Growth Fund and is the investment adviser of The Cardinal Fund Inc. Cardinal Management Corp., a wholly owned subsidiary of The Ohio Company, is the investment adviser of Cardinal Tax Exempt Money Trust, Cardinal Government Obligations Fund, Cardinal Balanced Fund and Cardinal Aggressive Growth Fund. The Ohio Company also acts as Sponsor of Cardinal Tax-Exempt Bond Trust, First through Thirty-Fifth Series (there is no Thirteenth Series of this Trust) and as Sponsor of Cardinal GNMA Trust, First, Second and Third Series. The Ohio Company participates as a member of various underwriting and selling groups and as agent of other investment companies. It executes orders for the purchase and sale of securities of investment companies and, from time to time, sells securities to such companies in its capacity as a broker-dealer in securities.

         (b) The Officers and Directors of The Ohio Company and their positions with Registrant are as follows:



Name and Principal                 Position and Offices                           Positions and Offices
 Business Address                    with Underwriter                                with Registrant
------------------                 --------------------                           ---------------------
 John F. Wolfe                      Chairman of the Board, President and
 34 South Third Street              President and Chief
 Columbus, Ohio 43215               Executive Officer and
                                    Director

William C. Wolfe                    Director
155 East Broad Street
Columbus, Ohio 43215


H. Keith Allen                      Chief Operating Officer,                       Chairman and Trus-
155 East Broad Street               Secretary, Teeasurer and                       tee, member of Ex-
Columbus, Ohio 43215                Director                                       ecutive and Nomi-
                                                                                   nating Committees

John P. Campbell                    Senior Executive Vice Pres-
155 East Broad Street               ident and Director
Columbus, Ohio 43215

Daniel A. Fronk                     Senior Executive Vice
155 East Broad Street               President and Director
Columbus, Ohio 43215

Curtis E. Stumpf                    Senior Executive Vice
155 East Broad Street               President, Director and
Columbus, Ohio 43215                General Sales Manager


Martin H. Vogtsberger               Senior Executive Vice
155 East Broad Street               President and Director
Columbus, Ohio 43215




                                     - 4C -

Thomas A. Brownfield                       Senior Vice President
155 East Broad Street
Columbus, Ohio 43215

James A. Francis                           Senior Vice President/
155 East Broad Street                      Compliance
Columbus, Ohio 43215

Jerry L. Greene                            Senior Vice President/
155 East Broad Street                      Accounting
Columbus, Ohio 43215

Kenneth S. Koralewski                      Senior Vice President & Manager,
155 East Broad Street                      Municipal Syndicate & Trading
Columbus, Ohio 43215

Curtis D. Milner                           Senior Vice President
155 East Broad Street
Columbus, Ohio 43215

Frank W. Siegel                            Senior Vice President                     President and Trustee
155 East Broad Street
Columbus, Ohio 43215

Thomas G. Terry                            Senior Vice President/OTC
155 East Broad Street                      Trading
Columbus, Ohio 43215

George E. Tootle, Jr.                      Senior Vice President/
155 East Broad Street                      Operations
Columbus, Ohio 43215

G. Douglas Voelz                           Senior Vice President
155 East Broad Street
Columbus, Ohio 43215

John C. Adams                              Vice President/Public
155 East Broad Street                      Finance-Negotiated
Columbus, Ohio 43215

William N. Anderson                        Vice President/NYSE
155 East Broad Street                      Floor Broker
Columbus, Ohio 43215

Gary E. Baird                              Vice President/Sales
155 East Broad Street
Columbus, Ohio 43215

John Bevilacqua                            Vice President/ Asset
155 East Broad Street                      Management
Columbus, Ohio 43215

John R. Carle                              Vice President/Cardinal
155 East Broad Street                      Government Obligations Fund
Columbus, Ohio 43215

Mark R. Chambers                           Vice President/Public
155 East Broad Street                      Finance-Negotiated
Columbus, Ohio 43215




                                     - 5C -

Name and Principal                    Position and Offices                             Positions and Offices
 Business Address                       with Underwriter                                  with Registrant
------------------                    --------------------                             ---------------------
G. John Cooper                             Vice President/Public
155 East Broad Street                      Finance-Negotiated
Columbus, Ohio 43215

Robert A. Corea                            Vice President/Corporate
155 East Broad Street                      Finance
Columbus, Ohio 43215

Albert W. Erickson, III                    Vice President/Public
155 East Broad Street                      Finance-Negotiated
Columbus, Ohio 43215

Michael Goodman                            Vice President/Muni-
155 East Broad Street                      cipal Trading
Columbus, Ohio 43215

Douglas W. Hindenlang                      Vice President/OTC Trading
155 East Broad Street
Columbus, Ohio 43215

Mark E. Koprucki                           Vice President/Research
155 East Broad Street
Columbus, Ohio 43215

Elwood W. Lewis                            Vice President/Asset
155 East Broad Street                      Management
Columbus, Ohio 43215

Barry G. McMahon                           Vice President/Asset
155 East Broad Street                      Management
Columbus, Ohio 43215

John R. Merrell                            Vice President/Sales
155 East Broad Street
Columbus, Ohio 43215

Thomas E. Murphy                           Vice President/Corporate
155 East Broad Street                      Finance
Columbus, Ohio 43215

C. Thomas Pfister                          Vice President/Public
155 East Broad Street                      Finance-Negotiated
Columbus, Ohio 43215

Larry J. Rapp                              Vice President/Manager,
155 East Broad Street                      Technical Services
Columbus, Ohio 43215

Kara L. Rider                              Vice President/Muni-
155 East Broad Street                      cipal Trading
Columbus, Ohio 43215

James M. Schrack II                        Vice President                            Treasurer
155 East Broad Street
Columbus, Ohio 43215





                                     - 6C -

Name and Principal                    Position and Offices                           Positions and Offices
 Business Address                       with Underwriter                                with Registrant
------------------                    --------------------                           ---------------------
Richard H. Stillman                    Vice President/Public
155 East Broad Street                  Finance-Negotiated
Columbus, Ohio 43215

Michael S. Tedesco                     Vice President/Municipal
155 East Broad Street                  Trading
Columbus, Ohio 43215

James W. Trapp                         Vice President/Sales
155 East Broad Street
Columbus, Ohio 43215

William T. Weldon                      Vice President/Operations
155 East Broad Street
Columbus, Ohio 43215

David C. Will                          Vice President/Asset
155 East Broad Street                  Management
Columbus, Ohio 43215

Rodney A. Yeager                       Vice President/Tele-
155 East Broad Street                  communications
Columbus, Ohio 43215

Mark E. Backes                         Assistant Vice President/
                                       Operations
155 East Broad Street
Columbus, Ohio 43215

Roger W. Butler                        Assistant Vice President/
155 East Broad Street                  Compliance
Columbus, Ohio 43215

James W. Carey                         Assistant Vice President/
155 East Broad Street                  Corporate Finance
Columbus, Ohio 43215

Scott E. Decker                        Assistant Vice President/
155 East Broad Street                  Trust-Internal Auditor
Columbus, Ohio 43215

William J. Denehy                      Assistant Vice President/
155 East Broad Street                  Corporate Bond Trading
Columbus, Ohio 43215

David G. Duncan                        Assistant Vice President/
155 East Broad Street                  Syndicate
Columbus, Ohio 43215





                                     - 7C -

Name and Principal                    Position and Offices                                      Positions and Offices
 Business Address                       with Underwriter                                            with Registrant
------------------                    --------------------                                      ---------------------
Carolyn A. Garner                          Assistant Vice President
155 East Broad Street
Columbus, Ohio 43215

Charles H. Graves, Sr.                     Assistant Vice President/
155 East Broad Street                      Sales
Columbus, Ohio 43215

Ronald G. Hall                             Assistant Vice President/
155 East Broad Street                      Operations
Columbus, Ohio 43215

Helen J. Huntington                        Assistant Vice President/
155 East Broad Street                      Operations
Columbus, Ohio 43215

Jon P. Jones                               Assistant Vice President/
155 East Broad Street                      Municipal Trading
Columbus, Ohio 43215

Donna M. Knapp                             Assistant Vice President/
155 East Broad Street                      Operations
Columbus, Ohio 43215

Lawrence W. Landenberger                   Assistant Vice President/
155 East Broad Street                      Operations
Columbus, Ohio 43215

Matthew E. Lee                             Assistant Vice President/
155 East Broad Street                      Trading
Columbus, Ohio 43215

Virginia L. McCargish                      Assistant Vice President/
155 East Broad Street                      Operations
Columbus, Ohio 43215

Kevin P. Morrow                            Assistant Vice President/
155 East Broad Street                      Research
Columbus, Ohio 43215

Richard D. Oltean                          Assistant Vice President/
155 East Broad Street                      Trust-Qualified Plans
Columbus, Ohio 43215

Mark Ostroske                              Assistant Vice President/
155 East Broad Street                      Asset Management
Columbus, Ohio 43215

E. Eugene Robinson                         Assistant Vice President/
155 East Broad Street                      Research
Columbus, Ohio 43215

Michael C. Roney                           Assistant Vice President/
155 East Broad Street                      Asset Management
Columbus, Ohio 43215

David A. Seely, Jr.                        Assistant Vice President/
155 East Broad Street                      Operations
Columbus, Ohio 43215




                                     - 8C -

Name and Principal                    Position and Offices                                          Positions and Offices
 Business Address                       with Underwriter                                               with Registrant
------------------                    --------------------                                          ---------------------
Susan H. Shaw                              Assistant Vice President/
155 East Broad Street                      National Syndicate
Columbus, Ohio 43215

Ronald J. Trubinsky                        Assistant Vice President/
155 East Broad Street                      Corporate Bond Trading
Columbus, Ohio 43215

Douglas J. Walouke                         Assistant Vice President/
155 East Broad Street                      Corporate Bond Trading
Columbus, Ohio 43215

Richard J. Wayman                          Assistant Vice President/
155 East Broad Street                      Research
Columbus, Ohio 43215

Lori A. Wells                              Assistant Vice President/
155 East Broad Street                      Technical Services
Columbus, Ohio 43215




Item 30.      LOCATION OF ACCOUNTS AND RECORDS
              --------------------------------

              (1) Cardinal Management Corp., 155 East Broad Street, Columbus, Ohio 43215 (records relating to its functions as investment adviser and manager, Declaration of Trust, By-Laws and Minute Books).

              (2) The Ohio Company, 155 East Broad Street, Columbus, Ohio 43215 (records relating to its function as distributor).

              (3) Cardinal Management Corp., 215 East Capital Street, Columbus, Ohio 43215 (records relating to its functions as dividend and transfer agent and fund accountant).

              (4) The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (records relating to its functions as custodian).

Item 31.      MANAGEMENT SERVICES
              -------------------

              None.

Item 32.      UNDERTAKINGS
              ------------

              None.


                                     - 9C -

                                   SIGNATURES
                                   ----------



       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Columbus and State of Ohio on the 17th day of January, 1996. Registrant hereby certifies that this Post-Effective Amendment to Registration Statement meets all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.



                                        CARDINAL GOVERNMENT SECURITIES TRUST


                                        By /s/  Frank W. Siegel
                                           ----------------------------------
                                                 Frank W. Siegel, President


                                    - 10C -

       Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



       Signature                  Title                                      Date
       ---------                  -----                                      ----

 /s/*H. Keith Allen         Chairman and Trustee                          January 17, 1996
--------------------------
     H. Keith Allen

 /s/*Gordon B. Carson       Trustee                                       January 17, 1996
--------------------------
     Gordon B. Carson

 /s/*John B. Gerlach, Jr.   Trustee                                       January 17, 1996
--------------------------
     John B. Gerlach, Jr.

 /s/*Michael J. Knilans     Trustee                                       January 17, 1996
--------------------------
     Michael J. Knilans

 /s/*James I. Luck          Trustee                                       January 17, 1996
--------------------------
     James I. Luck

 /s/*David L. Nelson        Trustee                                       January 17, 1996
--------------------------
     David L. Nelson

 /s/*C. A. Peterson         Trustee                                       January 17, 1996
--------------------------
     C. A. Peterson

 /s/*Lawrence H. Rogers II  Trustee                                       January 17, 1996
--------------------------
     Lawrence H. Rogers II

 /s/*Joseph H. Stegmayer    Trustee                                       January 17, 1996
--------------------------
     Joseph H. Stegmayer

 /s/ Frank W. Siegel        President (Principal                          January 17, 1996
--------------------------  Executive Officer)
     Frank W. Siegel

 /s/ James M. Schrack II    Treasurer (Principal                          January 17, 1996
--------------------------  Financial and Accounting
     James M. Schrack II    Officer)


*By/s/ James M. Schrack II                                                January 17, 1996
   -----------------------
     James M. Schrack II
     Attorney-in-Fact



                                   - 11C -

                                EXHIBIT INDEX


Exhibit No.                 Description                                                                                      Page
-----------         ----------------------------                                                                             ----

(11)                Consent of KPMG Peat Marwick LLP

(17)                Financial Data Schedule

(19)(a)             Powers of Attorney of Frank W. Siegel, H. Keith Allen, Gordon B. Carson, John B.
                    Gerlach, Jr., Michael J. Knilans, James I. Luck, David L. Nelson, C.A. Peterson,
                    Frank W. Siegel, Joseph H. Stegmayer, Lawrence H. Rogers II and James M.
                    Schrack, II.

    (b)             Consent of Baker & Hostetler



                                    - 12C -

    As filed with the Securities and Exchange Commission January 18, 1996


                                             1933 Act Registration No. 2-67040
                                                    1940 Act File No. 811-3028


                                 EXHIBITS TO


                                  FORM N-1A



        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   /x/

                     Post-Effective Amendment No. 21              /x/

                                      and

               REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                 /x/

                               Amendment No. 22                   /x/



                     Cardinal Government Securities Trust
              (Exact Name of Registrant as Specified in Charter)


                            155 East Broad Street
                            Columbus, Ohio  43215
                   (Address of Principal Executive Offices)


                        Registrant's Telephone Number:
                                (614) 464-5511